SEC. File Nos. 2-47940
811-2380

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 52

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 46
____________________

THE CASH MANAGEMENT TRUST OF AMERICA
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

JULIE F. WILLIAMS, Secretary
The Cash Management Trust of America
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)
____________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street Los Angeles, CA 90071
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2005 pursuant to paragraph (b) of rule 485.

[logo - American Funds (R)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/

 PROSPECTUS

 December 1, 2005

 1    Risk/Return summary
 6    Fees and expenses of the funds
 9    Investment objectives, strategies and risks
11    Management and organization
13    Shareholder information
14    Choosing a share class
16    Purchase and exchange of shares
19    Sales charges
21    Sales charge waivers
22    Rollovers from retirement plans to IRAs
23    Plans of distribution
24    Other compensation to dealers
25    How to sell shares
27    Dividends and taxes
28    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary
The funds provide you with an opportunity to earn income on your cash reserves
(free from federal income tax in the case of The Tax-Exempt Money Fund), while preserving the value of your investment and maintaining liquidity. The Cash
Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations; The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities; and The Tax-Exempt Money
Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 5 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  5.50%
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
2002  1.15
2003  0.99
2004  1.02

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  1.53%  (quarter ended September 30, 2000)
LOWEST                   0.15%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.82%.

                                       2

Money Market Funds / Prospectus


THE U.S. TREASURY MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  5.03%
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
2004  0.60

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                           1.38%  (quarter ended September 30, 2000)
LOWEST                            0.06%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.61%.

                                       3

                                                Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  3.21%
1996  2.85
1997  3.00
1998  2.83
1999  2.60
2000  3.50
2001  2.35
2002  0.89
2003  0.46
2004  0.66

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                               0.93%  (quarter ended December 31, 2000)
LOWEST                                0.10%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.34%.

                                       4

Money Market Funds / Prospectus


Unlike the bar charts on the previous pages, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charge imposed:

 . Class A and F shares are sold without any initial or contingent deferred sales charge.
 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.
Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

Unlike the Investment Results table below, the Additional Investment Results table on page 10 reflects each fund's results calculated without sales charges.

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.02%    2.51%    3.77%     6.47%         1.69%
11/3/76

                                    1 YEAR  LIFETIME   7-DAY YIELD/*/
----------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      -4.76%    1.14%        0.88%
 CLASS C -- FIRST SOLD 3/16/01      -0.82     0.56         0.73
 CLASS F -- FIRST SOLD 3/26/01       0.62     1.09         1.47
 CLASS 529-A -- FIRST SOLD 2/15/02   0.68     0.76         1.57
 CLASS 529-B -- FIRST SOLD 6/7/02   -4.82    -1.41         0.71
 CLASS 529-C -- FIRST SOLD 4/2/02   -0.84     0.17         0.62
 CLASS 529-E -- FIRST SOLD 3/11/02   0.34     0.34         1.13
 CLASS 529-F -- FIRST SOLD 9/16/02   0.50     0.45         1.39
----------------------------------------------------------------------

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.60%    2.14%    3.35%     3.39%         1.43%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY
FUND
 CLASS A -- FIRST SOLD    0.66%    1.57%    2.23%     2.60%         1.29%
10/24/89
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2004 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers described in the
 Annual Fund Operating Expenses table under "Fees and expenses of the funds."
 Without such reimbursements/waivers, the 7-day yield would have been: 1.41% for
 Class A shares of The U.S. Treasury Money Fund and 1.27% for Class A shares of
 The Tax-Exempt Money Fund.

                                       5

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases       none        none        none          none            none
 (as a percentage of
 offering price)
------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none            none
 on reinvested
 dividends
------------------------------------------------------------------------------------------
 Maximum contingent        none      5.00%/4/    1.00%/5/        none            none
 deferred sales charge
------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none            none
 exchange fees

1 Includes a version of this class offered through CollegeAmerica,/(R)/ a 529 college savings plan. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM/ an agency of the
 Commonwealth of Virginia. CollegeAmerica accounts are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. CollegeAmerica accounts are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds' distributor and to certain registered investment advisers.
4 The contingent deferred sales charge is reduced one year after purchase and eliminated after six years.
5 The contingent deferred sales charge is eliminated one year after purchase.

                                       6

Money Market Funds / Prospectus


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST

 Management fees                    0.28%    0.28%    0.28%    0.28%
 Distribution and/or service        0.08      0.90     0.99     0.25
 (12b-1) fees/6/
 Other expenses/7/                  0.19      0.17     0.24     0.22
 Total annual fund operating        0.55/8/   1.35     1.51     0.75
 expenses
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND

 Management fees                    0.30%
 Distribution and/or service        0.11
 (12b-1) fees/6/
 Other expenses/7/                  0.21
 Total annual fund operating        0.62
 expenses/9/
---------------------------------------------
 THE TAX-EXEMPT MONEY FUND

 Management fees                    0.38%
 Distribution and/or service        0.05
 (12b-1) fees/6/
 Other expenses/7/                  0.10
 Total annual fund operating        0.53
 expenses/9/
-------------------------------------------------------------------------------
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST

 Management fees                    0.28%    0.28%    0.28%    0.28%    0.28%
 Distribution and/or service        0.08      0.90     1.00     0.50     0.15
 (12b-1) fees/10/
 Other expenses/7,//1//1/           0.33      0.35     0.34     0.32     0.32
 Total annual fund operating        0.69      1.53     1.62     1.10     0.75
 expenses

6 Class A and F 12b-1 fees may not exceed .15% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to .90% and
 1.00%, respectively, of each class' average net assets annually.
7 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
8 The fund's investment advisory and service agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.
9 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table and the audited financial statements in the fund's annual report.
10 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to .90% and 1.00%, respectively, of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
11 Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                       7

                                                Money Market Funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                                    $ 56    $176    $  307     $  689
 Class B -- assuming redemption/1/           637     828       939      1,404
 Class B -- assuming no redemption/2/        137     428       739      1,404
 Class C -- assuming redemption/3/           254     477       824      1,802
 Class C -- assuming no redemption           154     477       824      1,802
 Class F -- excludes intermediary fees/4/     77     240       417        930
 Class 529-A/5/                               90     260       443        964
 Class 529-B -- assuming                     675     922     1,091      1,698
 redemption/1,5/
 Class 529-B -- assuming no                  175     522       891      1,698
 redemption/2,5/
 Class 529-C -- assuming redemption/3,5/     284     550       938      2,021
 Class 529-C -- assuming no redemption/5/    184     550       938      2,021
 Class 529-E/5/                              132     389       664      1,443
 Class 529-F -- excludes intermediary         96     279       476      1,035
 fees/4,5/

 THE U.S. TREASURY MONEY FUND
 Class A                                    $ 63    $199    $  346     $  774

 THE TAX-EXEMPT MONEY FUND
 Class A                                    $ 54    $170    $  296     $  665

1 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
2 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects a contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
5 Reflects an initial $10 account setup fee and an annual $10 CollegeAmerica account maintenance fee.

                                       8

Money Market Funds / Prospectus


Investment objectives, strategies and risks

The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of The
Tax-Exempt Money Fund), while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S.
entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of
U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

THE TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United
States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share

                                       9

                                                Money Market Funds / Prospectus

price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions
(which may detract from achieving the fund's objective over the short term).

APPLICABLE TO ALL FUNDS
Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 5, the table below reflects each fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.02%    2.51%    3.77%     6.47%         1.69%
11/3/76

                                    1 YEAR  LIFETIME   7-DAY YIELD/*/
----------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      0.24%    1.53%         0.88%
 CLASS C -- FIRST SOLD 3/16/01      0.18     0.56          0.73
 CLASS F -- FIRST SOLD 3/26/01      0.62     1.09          1.47
 CLASS 529-A-- FIRST SOLD 2/15/02   0.68     0.76          1.57
 CLASS 529-B -- FIRST SOLD 6/7/02   0.18     0.16          0.71
 CLASS 529-C -- FIRST SOLD 4/2/02   0.16     0.17          0.62
 CLASS 529-E -- FIRST SOLD 3/11/02  0.34     0.34          1.13
 CLASS 529-F -- FIRST SOLD 9/16/02  0.50     0.45          1.39

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.60%    2.14%    3.35%     3.39%         1.43%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY
FUND
 CLASS A -- FIRST SOLD    0.66%    1.57%    2.23%     2.60%         1.29%
10/24/89
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2004 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers described in the
 Annual Fund Operating Expenses table under "Fees and expenses of the funds."
 Without such reimbursements/waivers, the 7-day yield would have been: 1.41% for
 Class A shares of The U.S. Treasury Money Fund and 1.27% for Class A shares of
 The Tax-Exempt Money Fund.

                                       10

Money Market Funds / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South
State College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its Board of Trustees is contained in its semi-annual report to shareholders for the period ended March 31, 2005. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective
Boards of Trustees is contained in these funds' annual report to shareholders for the year ended September 30, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution for the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds'
portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                       11

                                                Money Market Funds / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange
Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       12

Money Market Funds / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

                                       13

                                                Money Market Funds / Prospectus

Choosing a share class
The Cash Management Trust offers different classes of shares through this prospectus. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund offer only Class A shares.) Class A, B, C and F shares are available through various investment programs or accounts, including many types of retirement plans.
HOWEVER, THE TAX-EXEMPT MONEY FUND SHOULD GENERALLY NOT SERVE AS AN INVESTMENT
FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares of The Cash Management Trust through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same contingent deferred sales charge applies to Class 529-B shares as it does to Class B shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.
Each share class of a fund represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU
PURCHASE SHARES OF THE CASH MANAGEMENT TRUST, YOU MUST CHOOSE A SHARE CLASS. IF
NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE
OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses);
.. availability of The Cash Management Trust share classes:

 -- Class B and C shares are not available to retirement plans, including employer-sponsored retirement plans such as defined benefit plans, 401(k)
   plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans;

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from
   Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares" below); and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES
OF THE CASH MANAGEMENT TRUST.

                                       14

Money Market Funds / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES OF

 THE CASH MANAGEMENT TRUST

 CLASS A SHARES

 Initial sales charge    none

 Contingent deferred     none
 sales charge
 12b-1 fees              up to .15% annually (529-A shares may not exceed .50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES

 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% six years after purchase
 12b-1 fees              up to .90% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to A shares after eight years,
                         reducing future annual expenses

 CLASS C SHARES

 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)

 CLASS 529-E SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower
                         12b-1 fees, but lower than 529-A and 529-F shares due
                         to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

                                       15

                                                Money Market Funds / Prospectus

Purchase and exchange of shares
THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS
DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED
BY LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire. Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and
C shares of other American Funds. Direct purchases of Class B and C shares of
The Cash Management Trust are not permitted.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of The Cash
Management Trust only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares of The Cash Management Trust may be purchased only through a
CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a
CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.
Class 529-E shares may be purchased only by employees participating in
CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. However, exchanges from Class A shares of
The Cash Management Trust may be made into Class B and C shares of other
American Funds for dollar

                                       16

Money Market Funds / Prospectus


cost averaging purposes. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO
THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO
MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN
SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA
PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN
EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.
FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds may be rejected. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, resulting in dilution of the value of the shares held by long-term shareholders.

The funds' Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under each fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

                                       17

                                                Money Market Funds / Prospectus

Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and               $  1,000
 CollegeAmerica accounts)
    For a retirement plan account through payroll deduction*                25
    or employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction*                25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                    50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                   500,000

* Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.

Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information.

You are not eligible to purchase Class B, 529-B, C or 529-C shares once your aggregate holdings in all American Funds share classes reach $100,000 in the case of Class B and 529-B shares and $1,000,000 in the case of Class C and 529-C shares. See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding aggregation of accounts and accumulation of holdings.

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New
York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"

                                       18

Money Market Funds / Prospectus


determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares of The Cash Management Trust.

Sales charges

CLASS A SHARES
Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B and C shares are sold without any initial sales charge.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to

                                       19

                                                Money Market Funds / Prospectus

any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST
Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES OF THE CASH MANAGEMENT TRUST

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       20

Money Market Funds / Prospectus


Sales charge waivers

To have your Class B or C contingent deferred sales charge waived, you must let your financial adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:
 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 701/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).
YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       21

                                                Money Market Funds / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,/(R)/
   Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company; and

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       22

Money Market Funds / Prospectus


Plans of distribution
Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, and for The Cash Management Trust only, up to .50% for Class 529-A shares, up to .90% for Class B and 529-B shares, up to 1.00% for Class C and 529-C shares, up to .75% for Class 529-E shares and up to .50% for Class F and 529-F shares. A portion (up to .15% for
Class A, 529-A, B and 529-B shares and .25% for Class C, 529-C, 529-E, F and
529-F shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                                                Money Market Funds / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       24

Money Market Funds / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares of The Cash Management Trust must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of The Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
  Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
15 calendar days).
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of

                                       25

                                                Money Market Funds / Prospectus

redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       26

Money Market Funds / Prospectus


Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month.
Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

You may elect to reinvest dividends to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Dividends for
529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS

THE CASH MANAGEMENT TRUST

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and also may be subject to state or local taxes -- unless you are exempt from taxation.

THE U.S. TREASURY MONEY FUND

For federal income tax purposes, dividends you receive from the fund will be subject to tax. Generally, dividends received by individual investors will be tax-exempt for purposes of most states' personal income tax.

THE TAX-EXEMPT MONEY FUND

Subject to certain requirements, the fund is permitted to pass through to its shareholders federally tax-exempt dividends derived from municipal bond interest. Depending on their state of residence, shareholders of the fund may be able to exclude from state taxable income some or all of the federally tax-exempt dividends paid by the fund.

TAXES ON TRANSACTIONS

Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING
THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       27

                                                Money Market Funds / Prospectus

                                       28

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST/1/

                                                                                                       Ratio of         Ratio of
                                                                                                     expenses to      expenses to
                            Net asset              Dividends   Net asset              Net assets,    average net      average net
                             value,       Net       from net    value,                  end of          assets           assets
                            beginning  investment  investment     end       Total       period          before           after
                            of period  income/2/     income    of period  return/3/  (in millions)  reimbursements reimbursements/4/
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005          $1.00      $.022      $(.022 )     $1.00      2.20%       $7,656           .55%            .52%
Year ended 9/30/2004           1.00       .008       (.008 )      1.00       .84         7,766           .57              .28
Year ended 9/30/2003           1.00       .011       (.011 )      1.00      1.05         7,910           .55              .23
Year ended 9/30/2002           1.00       .013       (.013 )      1.00      1.35         8,305           .59              .59
Year ended 9/30/2001           1.00       .045       (.045 )      1.00      4.63         7,075           .59              .59
------------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2005           1.00       .013       (.013 )      1.00      1.36           128          1.35             1.35
Year ended 9/30/2004           1.00       .001       (.001 )      1.00       .12           157          1.34             1.02
Year ended 9/30/2003           1.00       .001       (.001 )      1.00       .13           173          1.38             1.14
Year ended 9/30/2002           1.00       .005       (.005 )      1.00       .53           158          1.40             1.40
Year ended 9/30/2001           1.00       .037       (.037 )      1.00      3.75            46          1.41             1.41
------------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2005           1.00       .012       (.012 )      1.00      1.20            92          1.51             1.51
Year ended 9/30/2004           1.00       .001       (.001 )      1.00       .10           104          1.51             1.05
Year ended 9/30/2003           1.00       .001       (.001 )      1.00       .12            89          1.55             1.16
Year ended 9/30/2002           1.00       .004       (.004 )      1.00       .40           100          1.55             1.51
Period from 3/16/2001 to       1.00       .014       (.014 )      1.00      1.40            13          1.55/5/          1.55/5/
9/30/2001
------------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2005          $1.00      $.019      $(.019 )     $1.00      1.96%       $   16           .75%            .75%
Year ended 9/30/2004           1.00       .004       (.004 )      1.00       .41            39           .72              .71
Year ended 9/30/2003           1.00       .006       (.006 )      1.00       .55             7           .73              .73
Year ended 9/30/2002           1.00       .011       (.011 )      1.00      1.13            10           .77              .77
Period from 3/26/2001 to       1.00       .017       (.017 )      1.00      1.71             4           .80/5/           .80/5/
9/30/2001
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2005           1.00       .020       (.020 )      1.00      2.03           138           .69              .69
Year ended 9/30/2004           1.00       .005       (.005 )      1.00       .47           112           .67              .66
Year ended 9/30/2003           1.00       .007       (.007 )      1.00       .66            89           .62              .62
Period from 2/15/2002 to       1.00       .007       (.007 )      1.00       .73            34           .60/5/           .60/5/
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 9/30/2005          1.00       .012       (.012 )      1.00      1.18             2          1.53             1.53
 Year ended 9/30/2004          1.00       .001       (.001 )      1.00       .10             2          1.53             1.06
 Year ended 9/30/2003          1.00       .001       (.001 )      1.00       .12             1          1.52             1.13
 Period from 6/7/2002 to       1.00       .001       (.001 )      1.00       .09            --/6/        .47              .47
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 9/30/2005          1.00       .011       (.011 )      1.00      1.09             8          1.62             1.62
 Year ended 9/30/2004          1.00       .001       (.001 )      1.00       .10             6          1.63             1.05
 Year ended 9/30/2003          1.00       .001       (.001 )      1.00       .12             3          1.62             1.11
 Period from 4/2/2002 to       1.00       .002       (.002 )      1.00       .15             1           .79              .75
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 9/30/2005          1.00       .016       (.016 )      1.00      1.61             7          1.10             1.10
 Year ended 9/30/2004          1.00       .002       (.002 )      1.00       .15             5          1.11              .98
 Year ended 9/30/2003          1.00       .002       (.002 )      1.00       .22             5          1.11             1.05
 Period from 3/11/2002 to      1.00       .004       (.004 )      1.00       .39             1          1.09/5/          1.09/5/
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Year ended 9/30/2005          1.00       .019       (.019 )      1.00      1.96             4           .75              .75
 Year ended 9/30/2004          1.00       .003       (.003 )      1.00       .28             3           .86              .85
 Year ended 9/30/2003          1.00       .004       (.004 )      1.00       .43             2           .85              .85
 Period from 9/16/2002 to      1.00         --/7/       --/7/     1.00       .04            --/6/        .03              .03
9/30/2002

                             Ratio of net
                              income to
                             average net
                                assets
------------------------------------------

CLASS A:
Year ended 9/30/2005            2.17%
Year ended 9/30/2004             .84
Year ended 9/30/2003            1.05
Year ended 9/30/2002            1.33
Year ended 9/30/2001            4.48
------------------------------------------
CLASS B:
Year ended 9/30/2005            1.32
Year ended 9/30/2004             .12
Year ended 9/30/2003             .14
Year ended 9/30/2002             .47
Year ended 9/30/2001            3.01
------------------------------------------
CLASS C:
Year ended 9/30/2005            1.20
Year ended 9/30/2004             .10
Year ended 9/30/2003             .12
Year ended 9/30/2002             .31
Period from 3/16/2001 to        2.05/5/
9/30/2001
------------------------------------------
CLASS F:
Year ended 9/30/2005            1.78%
Year ended 9/30/2004             .61
Year ended 9/30/2003             .58
Year ended 9/30/2002            1.11
Period from 3/26/2001 to        3.09/5/
9/30/2001
------------------------------------------
CLASS 529-A:
Year ended 9/30/2005            2.05
Year ended 9/30/2004             .48
Year ended 9/30/2003             .61
Period from 2/15/2002 to        1.16///5/
9/30/2002
------------------------------------------
CLASS 529-B:
 Year ended 9/30/2005           1.13
 Year ended 9/30/2004            .10
 Year ended 9/30/2003            .12
 Period from 6/7/2002 to         .08
9/30/2002
------------------------------------------
CLASS 529-C:
 Year ended 9/30/2005           1.15
 Year ended 9/30/2004            .10
 Year ended 9/30/2003            .11
 Period from 4/2/2002 to         .12
9/30/2002
------------------------------------------
CLASS 529-E:
 Year ended 9/30/2005           1.64
 Year ended 9/30/2004            .15
 Year ended 9/30/2003            .17
 Period from 3/11/2002 to        .66/5/
9/30/2002
------------------------------------------
CLASS 529-F:
 Year ended 9/30/2005           1.97
 Year ended 9/30/2004            .30
 Year ended 9/30/2003            .33
 Period from 9/16/2002 to        .04
9/30/2002

Money Market Funds / Prospectus


(The Financial Highlights table continues on the following page.)
                                                Money Market Funds / Prospectus

                                       29


                                       30

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. See the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
5 Annualized.
6 Amount less than $1 million.
7 Amount less than $.001.
Money Market Funds / Prospectus


THE U.S. TREASURY MONEY FUND

                                                                                                  Ratio of     Ratio of    Ratio of
                                                                                                 expenses to  expenses to     net
                            Net asset              Dividends   Net asset           Net assets,   average net  average net  income to
                             value,       Net       from net    value,               end of        assets       assets      average
                            beginning  investment  investment     end     Total       year         before        after        net
                             of year   income/1/     income     of year   return  (in millions)    waivers    waivers/2/    assets
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005          $1.00      $.019      $(.019)      $1.00    1.90%       $483          .62%         .59%        1.87%
Year ended 9/30/2004           1.00       .004       (.004)       1.00     .39         532          .62          .61          .39
Year ended 9/30/2003           1.00       .006       (.006)       1.00     .63         631          .58          .58          .63
Year ended 9/30/2002           1.00       .013       (.013)       1.00    1.29         683          .63          .63         1.27
Year ended 9/30/2001           1.00       .042       (.042)       1.00    4.27         489          .66          .66         4.12

1 Based on average shares outstanding.
2 The ratios in this column reflect the impact, if any, of certain waivers from
 Capital Research and Management Company. See the Annual Fund Operating Expenses
 table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.

                                                Money Market Funds / Prospectus

                                       31


THE TAX-EXEMPT MONEY FUND

                                                                                               Ratio of     Ratio of
                                                                                              expenses to  expenses to
                         Net asset              Dividends   Net asset           Net assets,   average net  average net  Ratio of net
                          value,       Net       from net    value,               end of        assets       assets      income to
                         beginning  investment  investment     end     Total       year         before        after     average net
                          of year   income/1/     income     of year   return  (in millions)    waivers    waivers/2/      assets
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005       $1.00      $.016      $(.016)      $1.00    1.63%       $405          .53%         .50%         1.61%
Year ended 9/30/2004        1.00       .005       (.005)       1.00     .49         418          .53          .53           .49
Year ended 9/30/2003        1.00       .006       (.006)       1.00     .57         353          .55          .55           .57
Year ended 9/30/2002        1.00       .010       (.010)       1.00    1.05         341          .54          .54          1.04
Year ended 9/30/2001        1.00       .029       (.029)       1.00    2.92         319          .52          .52          2.86

1 Based on average shares outstanding.
2 The ratios in this column reflect the impact, if any, of certain waivers from
 Capital Research and Management Company. See the Annual Fund Operating Expenses
 table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
Money Market Funds / Prospectus

                                       32

NOTES

                                       33

                                                Money Market Funds / Prospectus

NOTES

                                       34

Money Market Funds / Prospectus


NOTES

                                       35

                                                Money Market Funds / Prospectus

[logo - American Funds (R)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800 /421-9900
          FOR                      American Funds Service Company
          COLLEGEAMERICA/(R)/      800 /421-0180, ext. 529
          FOR 24                   American FundsLine/(R)/
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's reports (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION  The CollegeAmerica Program Description
contains additional information about the policies and services related to
CollegeAmerica accounts.
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, DC 20549-0102. The current SAI is also available on
americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds
Service Company at 800/421-0180 or write to the Secretary of the funds at 333
South Hope Street, Los Angeles, California 90071.

[LOGO - recycled bug]

Printed on recycled paper                  Investment Company File No. 811-2380
MFGEPR-960-1205P Litho in USA              Investment Company File No. 811-6235
CGD/RRD/8014                               Investment Company File No. 811-5750
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

[logo - American Funds (R)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America/(R)/
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/

 PROSPECTUS
 ADDENDUM

 December 1, 2005

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of The Cash Management Trust, The U.S. Treasury Money Fund and
The Tax-Exempt Money Fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company./SM/
Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the funds -- pages 6-8

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                           none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                             CLASS R-5

 THE CASH MANAGEMENT TRUST

 Management fees                               0.28%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses/1/                             0.14
---------------------------------------------------------
 Total annual fund operating expenses          0.42
---------------------------------------------------------

 THE U.S. TREASURY MONEY FUND

 Management fees                               0.30%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses/1/                             0.16
---------------------------------------------------------
 Total annual fund operating expenses/2/       0.46

 THE TAX-EXEMPT MONEY FUND

 Management fees                               0.38%
--------------------------------------------
 Distribution and/or service (12b-1) fees      none
--------------------------------------------
 Other expenses/1/                             0.18
--------------------------------------------
 Total annual fund operating expenses/2/       0.56

1 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
2 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
 Highlights table and the audited financial statements in the fund's annual report.


EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class R-5                       $43    $    135   $235       $530
---------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND
 Class R-5                       $47    $    148   $258       $579
---------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 Class R-5                       $57    $    179   $313       $701

Purchase and exchange of shares -- pages 16-19

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 19-20

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.

Financial highlights/1/ -- pages 28-32

The Financial Highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends).
This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                                                                  Ratio of     Ratio of
                                                                                                 expenses to  expenses to
                        Net asset              Dividends                           Net assets,   average net  average net
                         value,       Net      (from net     Net asset               end of        assets       assets
                        beginning  investment  investment  value, end of  Total      period        before        after
                        of period  income/2/    income)       period      return  (in millions)    waivers    waivers/3/
---------------------------------------------------------------------------------------------------------------------------

THE CASH MANAGEMENT
TRUST
CLASS R-5:
 Year ended 9/30/2005     $1.00      $.023      $(.023)        $1.00      2.30%        $91          .42%         .42%
 Year ended 9/30/2004      1.00       .007       (.007)         1.00       .72          77          .42          .40
 Year ended 9/30/2003      1.00       .009       (.009)         1.00       .87          74          .41          .41
 Period from 5/15/2002     1.00       .005       (.005)         1.00       .50          49          .16          .16
to 9/30/2002
---------------------------------------------------------------------------------------------------------------------------
THE U.S. TREASURY
MONEY FUND
CLASS R-5:
 Year ended 9/30/2005     $1.00      $.021      $(.021)        $1.00      2.07%         $7          .46%         .43%
 Year ended 9/30/2004      1.00       .006       (.006)         1.00       .55           7          .45          .45
 Year ended 9/30/2003      1.00       .008       (.008)         1.00       .75           5          .46          .46
 Period from 5/15/2002     1.00       .005       (.005)         1.00       .47           4          .18          .18
to 9/30/2002
---------------------------------------------------------------------------------------------------------------------------
THE TAX-EXEMPT MONEY
FUND
CLASS R-5:
 Year ended 9/30/2005     $1.00      $.016      $(.016)        $1.00      1.59%        $27          .56%         .53%
 Year ended 9/30/2004      1.00       .005       (.005)         1.00       .45          21          .57          .57
 Year ended 9/30/2003      1.00       .005       (.005)         1.00       .54          10          .58          .58
 Period from 7/15/2002     1.00       .002       (.002)         1.00       .17          10          .12          .12
to 9/30/2002

                         Ratio of net
                            income
                          to average
                          net assets
--------------------------------------

THE CASH MANAGEMENT
TRUST
CLASS R-5:
 Year ended 9/30/2005       2.30%
 Year ended 9/30/2004        .75
 Year ended 9/30/2003        .84
 Period from 5/15/2002       .50
to 9/30/2002
--------------------------------------
THE U.S. TREASURY
MONEY FUND
CLASS R-5:
 Year ended 9/30/2005       2.08%
 Year ended 9/30/2004        .57
 Year ended 9/30/2003        .73
 Period from 5/15/2002       .46
to 9/30/2002
--------------------------------------
THE TAX-EXEMPT MONEY
FUND
CLASS R-5:
 Year ended 9/30/2005       1.63%
 Year ended 9/30/2004        .47
 Year ended 9/30/2003        .55
 Period from 7/15/2002       .17
to 9/30/2002

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain waivers from
 Capital Research and Management Company. See the Annual Fund Operating Expenses
 table under "Fees and expenses of the funds" and the audited financial statements in the funds' annual report for more information.


                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information
                                December 1, 2005

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S.
Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America
("CTEX") dated December 1, 2005. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                          Money Market Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1,
          A-1).

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 35 days or less.

THE U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .    The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 86 days or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .     The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .    The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1,
          A-1).

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 60 days or less.

                        *     *     *     *     *     *

                          Money Market Funds -- Page 2

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

INVESTMENT POLICIES -- CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase include Moody's Investors Service ("Moody's"),
Standard & Poor's Corporation ("S&P"), Fitch Ratings ("Fitch") and Dominion Bond
Rating Service ("DBRS"). Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5%
of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or
$1,000,000. For CMTA, if instruments are unrated, they must be issued, guaranteed or insured by the United States or Canadian governments, their agencies or instrumentalities. CTEX generally invests in instruments that are issued by states, territories or possessions of the United States (or political subdivisions, agencies or instrumentalities thereof) and municipal securities that are supported by credit and liquidity enhancements. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:

COMMERCIAL PAPER -- Short-term notes issued by companies, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper).

SHORT-TERM BANK OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)
representing direct or contingent obligations of commercial banks. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.

SAVINGS ASSOCIATION OBLIGATIONS -- Bank notes and certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.

                          Money Market Funds -- Page 3

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).
OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

CORPORATE BONDS AND NOTES -- Corporate obligations include those that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category and long-term ratings of A or better, in each case by Moody's or S&P. See the appendix for a description of high-quality ratings by Moody's and S&P.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

                          Money Market Funds -- Page 4

THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES -- Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

REPURCHASE AGREEMENTS -- Although neither CTRS nor CTEX has a current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.

THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the

                          Money Market Funds -- Page 5

taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

TEMPORARY TAXABLE INVESTMENTS -- A portion of CTEX's assets, which normally will be less than 20%, may be invested in high-quality taxable short-term securities.
Such temporary investments may include: (a) obligations of the U.S. Treasury;
(b) obligations of agencies and instrumentalities of the U.S. government; and
(c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the investment adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------
MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (a) commercial paper (notes issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(b) short-term bank obligations (for example, certificates of deposit, bankers'
acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d)
securities of the U.S. government, its agencies or instrumentalities, and (e)
corporate bonds and notes. CMTA may invest in securities issued by non-U.S.
entities or in securities with credit and liquidity support features provided by
non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

CTRS may invest in instruments that include U.S. Treasury bills, notes and bonds. CTEX invests in money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia and
their political subdivisions, agencies and instrumentalities ("municipalities")
to obtain funds for various public purposes. CTEX may purchase various types of municipal securities, including tax, bond, revenue, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial

                          Money Market Funds -- Page 6

development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, including letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

PUT SECURITIES -- CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the funds may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY -- Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S.
government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S.
government securities) will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend (over the next twelve months) to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 86 days or less and 60 days or less, respectively.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for

                          Money Market Funds -- Page 7

leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the funds.

THE CASH MANAGEMENT TRUST OF AMERICA

CMTA may not:
         ---

1.   Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations - all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2.   Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5%
limitation;

3.   Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S.
government, its agencies and instrumentalities are not subject to this 25%
limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4.  Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5.  Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

                          Money Market Funds -- Page 8

6.   Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7.   Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10.  Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.)

For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.

CMTA may not issue senior securities, except as permitted by the 1940 Act.

THE U.S. TREASURY MONEY FUND OF AMERICA

CTRS may not:
         ---

 1.  Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

                          Money Market Funds -- Page 9

 2.  Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3.  Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4.  Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7.  Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed.
This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS'
total assets;

 8.  Mortgage, pledge, or hypothecate its assets, except in an amount up to 5%
of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9.  Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10.  Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11.  Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13.  Purchase or retain the securities of any issuer, if, to the knowledge of
CTRS, those individual officers and Board members of CTRS, its Investment
Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1%
of the securities of such issuer, together own more than 5% of the securities of such issuer;

14.  Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

                         Money Market Funds -- Page 10

15.  Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

For purposes of Investment Restriction #14, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

For purposes of Investment Restriction #15, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.
Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the
American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

CTRS may not issue senior securities, except as permitted by the 1940 Act.

THE TAX-EXEMPT MONEY FUND OF AMERICA

CTEX may not:
         ---

 1.  Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2.  Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3.  Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4.  Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized

                         Money Market Funds -- Page 11

foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of
CTEX's total assets;

 5.  Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6.  Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8.  Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed.
This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9.  Mortgage, pledge, or hypothecate its assets, except in an amount up to 5%
of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

10.  Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12.  Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15.  Purchase or retain the securities of any issuer, if, to the knowledge of
CTEX, those individual officers and Board members of CTEX, its Investment
Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1%
of the securities of such issuer, together own more than 5% of the securities of such issuer;

16.  Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17.  Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

                         Money Market Funds -- Page 12

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

For the purpose of CTEX's investment restrictions, the identification of the
"issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission.

For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects.

CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

CTEX may not issue senior securities, except as permitted by the 1940 Act.

Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the
American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                         Money Market Funds -- Page 13

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS

                                          YEAR FIRST                                               NUMBER OF PORTFOLIOS
                           POSITION         ELECTED                                                  WITHIN THE FUND
                           WITH THE        A TRUSTEE          PRINCIPAL OCCUPATION(S) DURING       COMPLEX/2/ OVERSEEN
     NAME AND AGE           FUNDS       OF THE FUNDS/1/              PAST FIVE YEARS                    BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES/4/
-------------------------------------------------------------------------------------------------------------------------

 Richard G. Capen,       Trustee             1999         Corporate director and author; former             14
 Jr.                                                      U.S. Ambassador to Spain; former Vice
 Age: 71                                                  Chairman, Knight-Ridder, Inc.
                                                          (communications company); former
                                                          Chairman and Publisher, The Miami
                                                                                  ---------
                                                          Herald
                                                          ------
-------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee          CMTA: 1976      Private investor; former President and            19
 Christie                                 CTEX: 1989      CEO, The Mission Group (non-utility
 Age: 72                                  CTRS: 1991      holding company, subsidiary of
                                                          Southern California Edison Company)
-------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee             1994         Chairman of the Board and CEO,                    12
 Age: 57                                                  Ecovation, Inc. (organic waste
                                                          management)
-------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Chairman of      CMTA: 1989      Chairman of the Board and CEO, Senior             16
 Age: 70                 the Board        CTEX: 1989      Resource Group LLC (development and
                         (Independent     CTRS: 1991      management of senior living
                         and                              communities)
                         Non-Executive)
-------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee          CMTA: 1994      President and CEO, Fuller Consulting              14
 Age: 59                                  CTEX: 1995      (financial management consulting firm)
                                          CTRS: 1994
-------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper         Trustee             2005         President, Dumbarton Group LLC                    15
 Age: 59                                                  (consulting); former Executive Vice
                                                          President - Policy and Oversight, NASD
-------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee             1991         Chairman of the Board, AECOM                      13
 Age: 71                                                  Technology Corporation (engineering,
                                                          consulting and professional technical
                                                          services)
-------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee             1999         Principal, The Sanchez Family                     12
 Age: 62                                                  Corporation dba McDonald's Restaurants
                                                          (McDonald's licensee)
-------------------------------------------------------------------------------------------------------------------------

                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                BY TRUSTEE
-----------------------------------------------------
 "NON-INTERESTED" TRUSTEES/4/
-----------------------------------------------------

 Richard G. Capen,       Carnival Corporation
 Jr.
 Age: 71
-----------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation;
 Age: 72                 Southwest Water Company
-----------------------------------------------------
 Diane C. Creel          Allegheny Technologies;
 Age: 57                 BF Goodrich;
                         Foster Wheeler Ltd.;
                         Teledyne Technologies
-----------------------------------------------------
 Martin Fenton           None
 Age: 70
-----------------------------------------------------
 Leonard R. Fuller       None
 Age: 59
-----------------------------------------------------
 R. Clark Hooper         None
 Age: 59
-----------------------------------------------------
 Richard G. Newman       Sempra Energy;
 Age: 71                 Southwest Water Company
-----------------------------------------------------
 Frank M. Sanchez        None
 Age: 62
-----------------------------------------------------

                         Money Market Funds -- Page 14


                                                    PRINCIPAL OCCUPATION(S) DURING
                                     YEAR FIRST           PAST FIVE YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF PORTFOLIOS
                       POSITION       A TRUSTEE        WITH AFFILIATED ENTITIES        WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE    AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN             HELD
   NAME AND AGE         FUNDS      OF THE FUNDS/1/           OF THE FUNDS                 BY TRUSTEE        BY TRUSTEE OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/5,6/
-----------------------------------------------------------------------------------------------------------------------------------

 Paul G. Haaga,       Vice          CMTA: 1985       Executive Vice President and             16            None
 Jr.                  Chairman of   CTEX: 1992       Director, Capital Research
 Age: 56              the Board     CTRS: 1990       and Management Company;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             President     CMTA: 1976       Senior Vice President and                12            None
 Goldstine            and           CTEX: 1989       Director, Capital Research
 Age: 75              Trustee       CTRS: 1991       and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan        Trustee        CMTA: 1996      President (retired), The                  5            None
 Age: 69                             CTRS: 1996      Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 15


                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS             OF THE FUNDS/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------

 Teresa S. Cook              Senior Vice               1991           Senior Vice President - Investment Management Group,
 Age: 53                      President                               Capital Research and Management Company
                         (CMTA and CTRS only)
-----------------------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg            Senior Vice               1989           Vice President - Investment Management Group, Capital
 Age: 52                   President (CTEX                            Research and Management Company
                                only)
-----------------------------------------------------------------------------------------------------------------------------------
 Kristine M.                Vice President             2003           Vice President and Counsel - Fund Business Management Group,
 Nishiyama                                                            Capital Research and Management Company; Vice President and
 Age: 35                                                              Counsel, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Karen F. Hall                Assistant                1999           Vice President - Investment Management Group, Capital
 Age: 40                    Vice President                            Research and Management Company
                         (CMTA and CTRS only)
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary              CMTA: 1982       Vice President - Fund Business Management Group, Capital
 Age: 57                                             CTEX: 1989       Research and Management Company
                                                     CTRS: 1991
-----------------------------------------------------------------------------------------------------------------------------------
 Ari M. Vinocor               Treasurer                2005           Vice President - Fund Business Management Group, Capital
 Age: 31                                                              Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary           1994           Assistant Vice President - Fund Business Management Group,
 Age: 41                                                              Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman       Assistant Treasurer           2000           Vice President - Fund Business Management Group,
 Age: 35                                                              Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 16


* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
 Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 A "Non-Interested" Trustee refers to a Trustee who is not an "interested person" within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds' investment adviser, Capital Research and Management
 Company, or affiliated entities (including the fund's principal underwriter).

5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                         Money Market Funds -- Page 17


FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2004

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------

 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000           Over $100,000
                                 CTRS: None
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 H. Frederick Christie       CMTA: Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Diane C. Creel              CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Martin Fenton              CMTA: $1 - $10,000/2/          Over $100,000
                               CTRS: None/2/
                          CTEX: $50,001 - $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           CMTA: $1 - $10,000          $50,001 - $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 R. Clark Hooper                    None               $10,001 - $50,000/3/
-------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000            Over $100,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Don R. Conlan               CMTA: Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000           Over $100,000
                            CTRS: Over $100,000
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000           Over $100,000
                          CTRS: $50,001 - $100,000
                                 CTEX: None
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Dollar range of shares owned in CMTA and CTRS was $10,001 - $50,000, respectively, as of November 22, 2005.
3 Ms. Hooper has been a Board member of a fund within the American Funds family since 2003. If the shares she has acquired subsequent to December 31, 2004 were considered, the dollar range of shares owned would have been $50,001 -
 $100,000, as of September 1, 2005.

                         Money Market Funds -- Page 18

TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or
Trustee who is a director, officer or employee of the investment adviser or its affiliates. CMTA, CTRS and CTEX each typically pays each Non-Interested Trustee an annual fee of $6,500, $1,500 and $1,500, respectively. If the aggregate annual fees paid to a Non-Interested Trustee by all funds advised by the investment adviser is less than $50,000, that Non-Interested Trustee would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the Non-Interested Trustee serves as a Director or Trustee on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a Trustee to oversee even one fund.

In addition, each Non-Interested Trustee receives the following attendance fees:
(a) $2,520 for each Board or Contracts Committee meeting, (b) $1,200 for each
Nominating and Governance Committee meeting and (c) an annual fee of $5,040 for attending all Audit Committee meetings. The fund and the other American Funds whose Boards and Committees meet jointly with those of the fund each pay an equal portion of these attendance fees.

From time to time, the funds' Audit Committee meets jointly with all other
American Funds audit committees. For these meetings, Non-Interested Trustees receive an attendance fee of $2,000. This amount is shared equally by the funds on whose audit committee the Non-Interested Trustee serves.

No pension or retirement benefits are accrued as part of fund expenses.
Non-Interested Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Non-Interested Trustees.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2005

                                                                                                             TOTAL COMPENSATION
                                                                              AGGREGATE COMPENSATION             (INCLUDING
                                                                              (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                             DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                           FROM THE FUNDS         FROM ALL FUNDS MANAGED BY
--------------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                        ----------------------------

 Richard G. Capen, Jr./3/                                                           $9,569 CMTA                   $136,180
                                                                                     4,569 CTRS
                                                                                     4,569 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                               9,666 CMTA                    318,180
                                                                                     4,665 CTRS
                                                                                     4,665 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                   9,920 CMTA                     76,910
                                                                                     3,480 CTRS
                                                                                     3,480 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                    8,645 CMTA                    262,170
                                                                                     3,645 CTRS
                                                                                     3,645 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                   9,569 CMTA                    188,180
                                                                                     4,569 CTRS
                                                                                     4,569 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper/4/                                                                  2,377 CMTA                    103,526
                                                                                     1,130 CTRS
                                                                                     1,130 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                   8,522 CMTA                    151,910
                                                                                     3,522 CTRS
                                                                                     3,522 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   10,154 CMTA                     77,820
                                                                                     3,714 CTRS
                                                                                     3,714 CTEX
------------------------------------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 19

1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the funds in 1993/1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the Trustees. Compensation shown in this table for the fiscal year ended September 30, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American
 Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2005 fiscal year for participating Trustees is as follows: Richard G. Capen ($39,704
 - CMTA; $17,240 - CTRS and $19,190 - CTEX), Diane C. Creel ($18,920 - CMTA;
 $6,833 - CTRS and $6,819 - CTEX) and Martin Fenton ($14,026 - CMTA; $5,033 -
 CTRS and $4,346 - CTEX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the
 Trustees.
4 Ms. Hooper began serving as a Trustee on June 22, 2005.
As of November 1, 2005, the officers and Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976, CTRS on December 19,
1990 and CTEX on December 5, 1988).

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.

CMTA has the following classes of shares: Class A, B, C, F, 529-A, 529-B, 529-C,
529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. CTRS has the following classes of shares: Class A, R-1, R-2, R-3, R-4 and R-5. CTEX has Class A and R-5 shares.
The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital
Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.

                         Money Market Funds -- Page 20

Shares of each class represent an interest in the same investment portfolio.
Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of CMTA and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of
CMTA's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to CMTA's shares.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the Board could be removed by a majority vote.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where each fund was organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or Trustees. The
Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an Audit Committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller;
and R. Clark Hooper, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers.
The Committee acts as a liaison between the funds' independent registered public accounting firm and the full Board of Trustees. Three Audit Committee meetings were held during the 2005 fiscal year.

                         Money Market Funds -- Page 21

The funds have a Contracts Committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The Committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters.
One Contracts Committee meeting was held during the 2005 fiscal year.

The funds have a Nominating and Governance Committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The
Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates Non-Interested Trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the
Nominating and Governance Committee of the funds, addressed to the funds'
Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating and Governance Committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances,

                         Money Market Funds -- Page 22

proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180 and (b) on the SEC's
website at www.sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of their shares as of the

                         Money Market Funds -- Page 23

opening of business on November 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE CASH MANAGEMENT TRUST

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 Dean Witter Reynolds                                  Class B          5.71
 3 Harborside Plaza, 6th Floor
 Jersey City, NJ 07311-3907
------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                        Class B          5.39
 333 W. 34th Street                                    Class C          6.73
 New York, NY 10001-2402
------------------------------------------------------------------------------
 VCSP                                                  Class 529-B      5.68
 13100 Moorefield Court
 Lemont, IL 60439-6745
------------------------------------------------------------------------------
 Kinecta Federal Credit Union                          Class R-1       14.48
 1440 Rosecrans Avenue
 Manhattan Beach, CA 90266-3705
------------------------------------------------------------------------------
 Bisys Retirement Services                             Class R-1        6.05
 700 17th Street, Suite 300
 Denver, CO 80202-3531
------------------------------------------------------------------------------
 MCB Trust Services                                    Class R-1        5.63
 700 17th Street, Suite 300
 Denver, CO 80202-3531
------------------------------------------------------------------------------
 Reliance Trust Company                                Class R-4        5.82
 8515 E. Orchard Road, #2T2
 Greenwood Village, CO 80111-5002
------------------------------------------------------------------------------
 CGTC                                                  Class R-5       48.63
 333 S. Hope Street, Floor 49
 Los Angeles, CA 90071-1406
------------------------------------------------------------------------------

THE U.S. TREASURY MONEY FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        21.91%
 201 Progress Parkway                                Class B        16.67
 Maryland Heights, MO 63043-3009                     Class C         6.93
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class A         5.09
 333 W. 34th Street                                  Class B         6.75
 New York, NY 10001-2402                             Class C         6.86
----------------------------------------------------------------------------
 MLPF&S                                              Class B         9.99
 4800 Deer Lake Drive East, Floor 2                  Class C        16.30
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      14.27
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       7.28
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5       5.61
 120 S. State College Boulevard
 Brea, CA 92821-5805
----------------------------------------------------------------------------
 CGTC                                                Class R-5       5.38
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
----------------------------------------------------------------------------

                         Money Market Funds -- Page 24

THE TAX-EXEMPT MONEY FUND

                  NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
------------------------------------------------------------------------------

 CGTC                                                  Class R-5       11.76
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
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 CGTC Agent                                            Class R-5       11.02
 120 S. State College Boulevard
 Brea, CA 92821-5805
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 CGTC Agent                                            Class R-5       10.09
 120 S. State College Boulevard
 Brea, CA 92821-5805
------------------------------------------------------------------------------
 CGTC                                                  Class R-5        9.08
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
------------------------------------------------------------------------------
 CGTC Agent                                            Class R-5        6.53
 120 S. State College Boulevard
 Brea, CA 92821-5805
------------------------------------------------------------------------------
 CGTC Agent                                            Class R-5        6.52
 120 S. State College Boulevard
 Brea, CA 92821-5805
------------------------------------------------------------------------------
 CGTC                                                  Class R-5        6.28
 50 W. Liberty Street, Suite 980
 Reno, NV 89501-1978
------------------------------------------------------------------------------

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management
Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva;
Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and at 135 South State College
Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

                         Money Market Funds -- Page 25

The investment adviser is responsible for managing more than $650 billion of stocks, bonds and money market instruments and serves over 30 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- Each fund has an Investment
Advisory and Service Agreement (the "Agreement") with the investment adviser which provides that the investment adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

The CMTA Agreement will continue in effect until May 31, 2006, unless sooner terminated. The CTRS Agreement will continue in effect until October 31, 2006, unless sooner terminated, and the CTEX Agreement will continue in effect until
October 1, 2006, unless sooner terminated. Each Agreement   may be renewed from
year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (b) the vote of a majority of Trustees who are not parties to the
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to Non-Interested Trustees; association dues; costs of stationery and forms prepared exclusively for the funds; and
costs of assembling and storing shareholder account data.

                         Money Market Funds -- Page 26

Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

     CMTA: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     CTRS: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

     CTEX: 0.39% on the first $200 million of average net assets; plus 0.37% on average net assets between $200 million and $600 million; plus 0.33% on the portion of average net assets between $600 million and $1.2 billion; plus
     0.29% on average net assets in excess of $1.2 billion.
CMTA. For the fiscal years ended September 30, 2005, 2004 and 2003, the
----
investment adviser was entitled to receive from the fund management fees of
$24,653,000, $23,838,000 and $25,711,000, respectively. After giving effect to the management fee reimbursement described below, the fund paid the investment adviser management fees of $22,379,000 (a reduction of $1,459,000) for the fiscal year ended September 30, 2004.

The Agreement provides that the investment adviser will reimburse CMTA for any expenses with respect to Class A shares that are incurred by the fund in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a)
1-1/2% of the average daily net assets of the preceding year up to and including
$30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. To the extent CMTA's Class A share expenses exceed these limits, the investment adviser will reduce the management fees similarly for all classes of shares and/or reimburse other Class A expenses. For the fiscal year ended September 30, 2005, reimbursements made by the investment adviser totaled $2,183,000, however, such reimbursements did not impact the amount of the management fee paid during that fiscal year.

Beginning October 1, 2005, the investment adviser agreed to waive 10% of the management fees that it was otherwise entitled to receive under the Agreement.
This waiver will continue until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.

CTRS. For the fiscal years ended September 30, 2005, 2004 and 2003, the
----
investment adviser was entitled to receive from the fund management fees of
$1,630,000, $1,782,000 and $2,184,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $1,508,000 (a reduction of $122,000) and $1,775,000 (a reduction of $7,000) for the fiscal years ended September 30, 2005 and 2004, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of these waivers, management fees will be reduced similarly for all classes of shares of the fund.

                         Money Market Funds -- Page 27

CTEX. For the fiscal years ended September 30, 2005, 2004 and 2003, the
----
investment adviser was entitled to receive from the fund management fees of
$1,571,000, $1,494,000 and $1,408,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $1,453,000 (a reduction of $118,000) and $1,487,000 (a reduction of $7,000) for the fiscal years ended September 30, 2005 and 2004, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of these waivers, management fees will be reduced similarly for all classes of shares of the fund.

For all funds. The investment adviser has agreed that in the event the expenses
-------------
of each fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which such fund's Agreement is in effect, exceed the expense limitations, if any, applicable to such fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse such fund in the amount of such excess.
Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

ADMINISTRATIVE SERVICES AGREEMENTS -- The Administrative Services Agreements
(the "Administrative Agreements") between CMTA and the investment adviser relating to CMTA's Class C, F, R and 529 shares, between CTRS and the investment adviser relating to CTRS' Class R shares and between CTEX and the investment adviser relating to CTEX's Class R-5 shares will continue in effect until May
31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. CMTA, CTRS and CTEX may terminate the Administrative Agreement at any time by vote of a majority of Trustees who are not interested persons of
CMTA, CTRS or CTEX, as applicable. The investment adviser has the right to terminate each Administrative Agreement upon 60 days' written notice to CMTA,
CTRS or CTEX, as applicable. Each Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under each Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C,
F, R, Class 529 shares, CTRS' Class R shares and CTEX's Class R-5 shares. The investment adviser contracts with third parties, including American Funds
Service Company, CMTA's, CTRS' and CTEX's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For CMTA's and CTRS' Class R-1, R-2 and R-3 shares, the investment adviser agreed to pay a portion of these fees. For the year

                         Money Market Funds -- Page 28

ended September 30, 2005, the total fees paid by the investment adviser were
$1,297,000 and $72,000, respectively.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the funds' applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the funds and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for CMTA's Class C, F and 529 shares and CMTA's and CTRS' Class R shares
(excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the applicable fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For CMTA's, CTRS' and CTEX's Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2005 fiscal period, administrative services fees were:

--------------------------------------------------------------------------------

CMTA                                          CLASS A         $161,000
                                              CLASS F           39,000
                                              CLASS 529-A      225,000
                                              CLASS 529-B        4,000
                                              CLASS 529-C       13,000
                                              CLASS 529-E       12,000
                                              CLASS 529-F        6,000
                                              CLASS R-1         32,000
                                              CLASS R-2      2,916,000
                                              CLASS R-3        805,000
                                              CLASS R-4        163,000
                                              CLASS R-5        100,000
---------------------------------------------------------------------------------
CTRS                                          CLASS R-1          3,000
                                              CLASS R-2        173,000
                                              CLASS R-3         54,000
                                              CLASS R-4          6,000
                                              CLASS R-5          8,000
---------------------------------------------------------------------------------
CTEX                                          CLASS R-5         26,000
---------------------------------------------------------------------------------

                         Money Market Funds -- Page 29

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of each fund's shares.
 For Class B and 529-B shares of CMTA, the Principal Underwriter sells the rights to the 12b-1 fees paid by CMTA for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. CMTA also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and
529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers.
For Class F and 529-F shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class
F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, CMTA pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Service fees received by the Principal Underwriter on sales of CMTA were:

                                FISCAL YEAR           SERVICE FEES RECEIVED
------------------------------------------------------------------------------

 CLASS B                            2005                     $  7,000
                                    2004                       15,000
                                    2003                       61,000
------------------------------------------------------------------------------
 CLASS C                            2005                      179,000
                                    2004                       76,000
                                    2003                    1,209,000
------------------------------------------------------------------------------
 CLASS 529-B                        2005                           --
                                    2004                          270
                                    2003                        1,000
------------------------------------------------------------------------------
 CLASS 529-C                        2005                        5,000
                                    2004                        7,000
                                    2003                       25,000
------------------------------------------------------------------------------

No compensation was paid to dealers.

Each fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the Trustees who are not
"interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements.
Potential benefits of the Plans to the funds include quality shareholder services; savings to the funds in transfer agency costs; and benefits to the investment process from growth or stability of assets.

                         Money Market Funds -- Page 30

The selection and nomination of Trustees who are not "interested persons" of the funds are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.

Under the Plans, each fund may annually expend the following amounts to finance any activity which is primarily intended to result in the sale of fund shares, provided each fund's Board of Trustees has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.15% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares
(CMTA only), up to 0.50% of the average daily net assets attributable to Class
529-A shares; (c) for Class B and 529-B shares (CMTA only), up to 0.90% of the average daily net assets attributable to Class B and 529-B shares, respectively;
(d) for Class C and 529-C shares (CMTA only), up to 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class
529-E shares (CMTA only), up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (f) for Class F and 529-F shares (CMTA only), up to 0.50% of the average daily net assets attributable to Class F and
529-F shares; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares (CMTA and CTRS only); (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares (CMTA and CTRS only); (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares (CMTA and CTRS only);
and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares (CMTA and CTRS only). The funds have not adopted a plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from
Class R-5 assets.

For Class A (all funds) and 529-A shares (CMTA only): up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers.

For Class B and 529-B shares (CMTA only): (a) up to 0.15% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) 0.75% is paid to the Principal
Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares (CMTA only): (a) up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.75% is paid to the Principal
Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares (CMTA only): currently (a) up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to 0.25% is paid to the Principal
Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares (CMTA only): currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.

For Class R-1 shares (CMTA and CTRS only): (a) up to 0.25% is paid to the
Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the
Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

                         Money Market Funds -- Page 31

For Class R-2 shares (CMTA and CTRS only): currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50%
is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares (CMTA and CTRS only): currently (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25%
is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares (CMTA and CTRS only): currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

During the 2005 fiscal year, total 12b-1 expenses and the portion of the expense that remained unpaid, were:

                                      12B-1 EXPENSES            12B-1 UNPAID LIABILITY
                                          ACCRUED                     OUTSTANDING
-------------------------------------------------------------------------------------------

           CLASS A              $5,814,000        CMTA         $517,000          CMTA
                                   523,000        CTRS           49,000          CTRS
                                   181,000        CTEX           24,000          CTEX
-------------------------------------------------------------------------------------------
           CLASS B               1,140,000        CMTA           96,000          CMTA
-------------------------------------------------------------------------------------------
           CLASS C                 836,000        CMTA          133,000          CMTA
-------------------------------------------------------------------------------------------
           CLASS F                  48,000        CMTA            3,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-A               104,000        CMTA           10,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-B                16,000        CMTA            1,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-C                68,000        CMTA            9,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-E                32,000        CMTA            3,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-F                 5,000        CMTA                0          CMTA
-------------------------------------------------------------------------------------------
          CLASS R-1                129,000        CMTA           14,000          CMTA
                                    12,000        CTRS            1,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-2              3,091,000        CMTA          290,000          CMTA
                                   184,000        CTRS           17,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-3              1,254,000        CMTA          117,000          CMTA
                                    92,000        CTRS            9,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-4                253,000        CMTA           28,000          CMTA
                                     9,000        CTRS            1,000          CTRS
-------------------------------------------------------------------------------------------

REIMBURSEMENT OF CERTAIN CLASS-SPECIFIC EXPENSES -- Due to lower short-term interest rates, the investment adviser has reimbursed class-specific expenses for CMTA's Class 529-C shares and CTRS' R-1 and R-2 shares. For the year ended
September 30, 2005, the total fees reimbursed by the investment adviser were
$115 for CMTA and $1,000 for CTRS.

                         Money Market Funds -- Page 32

OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that
American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney

                         Money Market Funds -- Page 33

     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. Fixed-income securities are generally traded on a net basis and usually brokerage commissions are not involved.
Transaction costs are usually reflected in the spread between the bid and asked price.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of CMTA's most recent fiscal year, Banc of America Securities, LLC and J.P. Morgan Securities Inc. were among the top 10 dealers that engaged as principal in the largest dollar amount of the fund's portfolio transactions.
CMTA held debt securities of Bank of America Corp. in the amount of
$204,289,000, and J.P. Morgan Chase & Co. in the amount of $99,647,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' Board of Trustees and compliance will be periodically assessed by the Board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings required for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
Affiliates of the funds (including the funds' Board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside

                         Money Market Funds -- Page 34

counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the funds' investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the
Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

                         Money Market Funds -- Page 35

Orders received by the investment dealer or authorized designee, the Transfer
Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately
4:00 p.m. New York time, which is the normal close of trading on the New York
Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00
p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas Day.

The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to
Securities and Exchange Commission regulations. Under the Securities and
Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

1.   All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.

Where market prices or market quotations are not readily available or are considered unreliable, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2.   Liabilities, including proper accruals of expense items attributable to particular share classes, are deducted from total assets attributable to such share classes; and

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the
Principal Underwriter or by the funds.

                         Money Market Funds -- Page 36

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS -- Dividends on fund shares will be reinvested in shares of the funds of the same class.  Dividends distributed by the funds to a retirement plan currently are not taxable.

                         Money Market Funds -- Page 37

Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses.  Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS -- A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer
Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more.
Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the
Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares"
below.

                         Money Market Funds -- Page 38

STATE TAXES -- Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.

Since all of CTRS' dividends are expected to be attributable to income on U.S.
Treasury securities, they are generally exempt from state personal income taxes.
Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS.
Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                 CTEX - ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

In addition, CTEX may not be an appropriate investment for entities which are
"substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5%
of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

Interest on the municipal securities purchased by CTEX is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities

                         Money Market Funds -- Page 39

do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen you may need to file an amended tax return.

The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                         Money Market Funds -- Page 40

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR INVESTMENT DEALER -- Deliver or mail a check to your investment dealer.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.
     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when
           wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

All investments are subject to the purchase minimums and maximums described in the prospectus. The funds and the Principal Underwriter reserve the right to reject any purchase order.

Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in
CollegeAmerica through an eligible employer plan. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments.

                         Money Market Funds -- Page 41

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

CDSC WAIVERS FOR CLASS B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

                         Money Market Funds -- Page 42

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings
Plan eliminating the fund as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities

                         Money Market Funds -- Page 43

Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

                         Money Market Funds -- Page 44

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

                         Money Market Funds -- Page 45

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may write checks for $250 or more against your Class A share account in the funds. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. When the checks you write are presented to The Chase Manhattan
Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected).  The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment.  Each month canceled checks will be returned to you.  Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

REDEMPTION OF SHARES -- Each fund's Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in

                         Money Market Funds -- Page 46

the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of each fund may from time to time adopt.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S.
banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $11,220,000, $690,000 and $130,000 by
CMTA, CTRS and CTEX for Class A shares, respectively, and $156,000 for CMTA
Class B shares for the 2005 fiscal year.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as each fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of each fund's independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for
Non-Interested Trustees in their capacities as such. Certain legal matters in connection with certain of the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky &
Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the Non-Interested Trustees of the funds, as prescribed by the 1940
Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the summary investment portfolio, financial statements and

                         Money Market Funds -- Page 47

other information. The funds' annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers
LLP. In addition, shareholders may also receive proxy statements for the funds.
In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleges that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. The complaint seeks injunctive and declaratory relief. On the same day, following the filing of the investment adviser's and Principal Underwriter's complaint, the Attorney General of the State of California filed a complaint against the
Principal Underwriter and investment adviser. Filed in Los Angeles County
Superior Court, the Attorney General's complaint alleges violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. The complaint seeks injunctive relief, penalties, restitution and disgorgement.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central
District of California, raising issues related to so-called "directed brokerage"
and "revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

                         Money Market Funds -- Page 48

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                         Money Market Funds -- Page 49

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                         Money Market Funds -- Page 50

[This page is intentionally left blank for this filing.]

                         Money Market Funds -- Page 51

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

FITCH
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

                         Money Market Funds -- Page 52

F2
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

DBRS
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

R-1 (HIGH)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (MIDDLE)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1
(high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (LOW)
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

                         Money Market Funds -- Page 53

The Cash Management Trust of America
Investment portfolio, September 30, 2005

[begin pie chart]

Commercial paper	78.68%
Federal agency discount notes	17.13
Other	4.19

[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 100.23%	acquisition	(000)	(000)

Commercial paper - 78.68%
3M Co.
October 14, 2005	3.53%	$25,000	$24,966
Abbott Laboratories Inc. (1)
October 19, 2005	3.72	50,000	49,902
Allied Irish Banks N.A. Inc. (1)
November 15, 2005	3.72	50,000	49,763
American Express Credit Corp.
October 11, 2005	3.59	50,000	49,946
October 19, 2005	3.61	25,000	24,952
American General Finance Corp.
October 19, 2005	3.66	30,000	29,942
October 21, 2005	3.66	70,000	69,851
American Honda Finance Corp.
October 4, 2005	3.57	79,000	78,969
October 13, 2005	3.56	35,000	34,957
October 25, 2005	3.62	24,500	24,439
Amsterdam Funding Corp. (1)
October 4, 2005	3.61	35,000	34,986
October 13, 2005	3.63	50,000	49,935
October 18, 2005	3.64	25,000	24,954
October 26, 2005	3.66	50,000	49,868
Anheuser-Busch Companies, Inc. (1)
November 4, 2005	3.72	50,000	49,820
November 9, 2005	3.66	40,000	39,838
ANZ National (International) Ltd. (1)
October 20, 2005	3.72	50,000	49,897
November 14, 2005	3.73	50,000	49,771
Bank of America Corp.
October 28, 2005	3.68	100,000	99,715
November 3, 2005	3.71	65,000	64,790
November 21, 2005	3.78	40,000	39,784
Bank of Montreal
October 25, 2005	3.63	30,000	29,926
Bank of New York Co., Inc.
October 17, 2005	3.69	25,000	24,957
Bank of Nova Scotia
November 7, 2005	3.65	50,000	49,811
BellSouth Corp. (1)
October 28, 2005	3.65	50,000	49,859
November 7, 2005	3.74	50,000	49,804
BMW U.S. Capital LLC (1)
October 11, 2005	3.56	35,000	34,962
BNP Paribas Finance Inc.
October 3, 2005	3.55	50,000	49,986
October 4, 2005	3.55	50,000	49,980
October 25, 2005	3.65	50,000	49,876
CAFCO, LLC (1)
October 4, 2005	3.54	75,000	74,971
October 5, 2005	3.56	50,000	49,975
October 14, 2005	3.64	50,000	49,929
October 31, 2005	3.75	50,000	49,839
Calyon North America Inc.
October 3, 2005	3.55	31,000	30,991
November 8, 2005	3.69	50,000	49,801
Canadian Imperial Holdings Inc.
October 3, 2005	3.53	50,000	49,985
Caterpillar Financial Services Corp.
October 17, 2005	3.66	25,000	24,957
ChevronTexaco Funding Corp.
October 28, 2005	3.62	50,000	49,860
November 8, 2005	3.74	50,000	49,814
Clipper Receivables Co., LLC (1)
October 20, 2005	3.73	25,000	24,948
October 21, 2005	3.71	21,300	21,254
November 10, 2005	3.74	80,000	79,675
November 14, 2005	3.76	80,000	79,630
Coca-Cola Co.
October 14, 2005	3.56	33,700	33,654
October 24, 2005	3.60	35,000	34,916
November 15, 2005	3.74	50,000	49,762
December 7, 2005	3.77	25,000	24,824
DaimlerChrysler Revolving Auto Conduit LLC II
October 21, 2005	3.65	50,000	49,894
Danske Corp.
December 7, 2005	3.89	36,000	35,749
Depfa Bank PLC (1)
October 12, 2005	3.61	50,000	49,943
October 24, 2005	3.66	41,150	41,052
November 9, 2005	3.70	50,000	49,805
Dexia Delaware LLC
November 30, 2005	3.82	50,000	49,690
DuPont (E.I.) de Nemours & Co.
October 13, 2005	3.57	25,000	24,968
November 2, 2005	3.73	97,000	96,669
November 3, 2005	3.74	80,000	79,718
November 18, 2005	3.76	48,000	47,756
Edison Asset Securitization LLC (1)
October 14, 2005	3.59	85,000	84,884
November 3, 2005	3.76	50,000	49,823
Export Development Canada
October 25, 2005	3.55	50,000	49,877
Exxon Asset Management Co. (1)
October 11, 2005	3.57	52,500	52,443
Gannett Co. (1)
October 4, 2005	3.54	22,000	21,991
October 12, 2005	3.62	40,000	39,952
October 14, 2005	3.61	50,000	49,930
October 18, 2005	3.58	20,000	19,964
October 19, 2005	3.59	39,900	39,825
November 21, 2005	3.76	50,000	49,730
General Electric Capital Corp.
December 5, 2005	3.87	43,000	42,710
General Electric Capital Services, Inc.
November 7, 2005	3.75	50,000	49,803
GlaxoSmithKline Finance PLC
October 12, 2005	3.58	110,000	109,875
Harvard University
November 22, 2005	3.75	40,000	39,780
HBOS Treasury Services PLC
November 10, 2005	3.70	50,000	49,799
Hershey Co. (1)
October 26, 2005	3.59	25,000	24,935
October 27, 2005	3.55	18,000	17,952
November 9, 2005	3.62	40,000	39,840
HSBC Finance Corp.
October 13, 2005	3.58	100,000	99,875
October 26, 2005	3.63	50,000	49,875
HSBC USA Inc.
October 18, 2005	3.64	25,000	24,955
December 5, 2005	3.89	50,000	49,646
IBM Capital Inc. (1)
October 5, 2005	3.50	51,800	51,775
October 25, 2005	3.71	15,000	14,961
Illinois Tool Works Inc.
October 27, 2005	3.68	25,000	24,931
ING (U.S.) Funding LLC
October 25, 2005	3.65	38,000	37,906
November 10, 2005	3.77	50,000	49,786
International Lease Finance Corp.
October 14, 2005	3.62	15,000	14,979
October 25, 2005	3.72	21,700	21,644
October 26, 2005	3.74	10,100	10,073
November 3, 2005	3.75	15,300	15,246
November 7, 2005	3.70	1,000	996
November 16, 2005	3.71	50,000	49,767
IXIS Commercial Paper Corp. (1)
October 17, 2005	3.65	80,600	80,462
October 21, 2005	3.73	34,100	34,026
J.P. Morgan Chase & Co.
November 2, 2005	3.76	50,000	49,829
November 4, 2005	3.76	50,000	49,818
KfW International Finance Inc. (1)
October 18, 2005	3.59	50,000	49,910
Medtronic Inc. (1)
October 13, 2005	3.57	40,100	40,048
Mont Blanc Capital Corp. (1)
October 17, 2005	3.73	25,000	24,956
October 24, 2005	3.69	68,200	68,033
National Australia Funding (DE) Inc. (1)
November 4, 2005	3.75	40,000	39,855
Nestlé Capital Corp. (1)
November 15, 2005	3.66	54,500	54,244
NetJets Inc. (1)
October 26, 2005	3.62	25,000	24,935
November 14, 2005	3.67	20,000	19,908
November 21, 2005	3.69	25,000	24,866
Old Line Funding, LLC (1)
October 18, 2005	3.65	34,191	34,129
November 7, 2005	3.79	30,263	30,143
November 8, 2005	3.81	38,374	38,216
Park Avenue Receivables Co., LLC (1)
October 14, 2005	3.61	50,000	49,930
October 21, 2005	3.76	51,216	51,104
PepsiCo Inc. (1)
October 11, 2005	3.56	75,000	74,919
October 20, 2005	3.70	40,000	39,918
October 21, 2005	3.69	38,400	38,318
October 24, 2005	3.71	30,000	29,926
Pfizer Inc (1)
November 18, 2005	3.72	100,000	99,513
Preferred Receivables Funding Corp. (1)
October 3, 2005	3.62	20,000	19,994
Procter & Gamble Co. (1)
October 3, 2005	3.58	20,000	19,994
October 4, 2005	3.58	50,000	49,980
October 14, 2005	3.58	23,500	23,467
October 18, 2005	3.66	50,000	49,909
November 17, 2005	3.78	23,554	23,436
November 21, 2005	3.78	26,666	26,521
Ranger Funding Co. LLC (1)
October 13, 2005	3.69	20,000	19,973
Royal Bank of Scotland PLC
October 21, 2005	3.63	50,000	49,894
November 4, 2005	3.78	50,000	49,817
Scripps (E.W.) Co. (1)
October 26, 2005	3.69	7,100	7,081
November 9, 2005	3.73	11,975	11,926
Sheffield Receivables Corp. (1)
October 4, 2005	3.65	40,000	39,984
Shell International Finance BV
October 3, 2005	3.56	50,000	49,985
October 17, 2005	3.62	23,302	23,262
November 4, 2005	3.65	50,000	49,835
Siemens Capital Co. LLC
October 4, 2005	3.54	75,000	74,971
Société Générale N.A. Inc.
October 20, 2005	3.58	50,000	49,901
October 24, 2005	3.65	51,300	51,176
Stadshypotek Delaware Inc. (1)
October 19, 2005	3.64	25,000	24,952
November 10, 2005	3.74	25,000	24,894
Svenska Handelsbanken Inc.
October 11, 2005	3.63	50,000	49,945
Thunder Bay Funding, LLC (1)
October 3, 2005	3.61	20,000	19,994
October 17, 2005	3.66	28,740	28,691
Toronto-Dominion Holdings USA Inc. (1)
October 17, 2005	3.58	26,700	26,655
November 29, 2005	3.85	50,000	49,681
Total Capital SA (1)
October 3, 2005	3.52	50,000	49,986
November 15, 2005	3.71	50,000	49,765
November 28, 2005	3.85	100,000	99,382
Toyota Motor Credit Corp.
October 14, 2005	3.60	50,000	49,930
October 18, 2005	3.62	30,000	29,946
October 25, 2005	3.66	27,000	26,932
October 26, 2005	3.67	26,500	26,430
December 2, 2005	3.87	44,000	43,717
Triple-A One Funding Corp. (1)
October 6, 2005	3.63	26,500	26,484
October 11, 2005	3.60	26,000	25,972
November 9, 2005	3.69	38,764	38,610
UBS Finance (Delaware) LLC
October 19, 2005	3.73	50,000	49,902
October 27, 2005	3.68	50,000	49,862
United Parcel Service Inc.
October 11, 2005	3.55	25,000	24,973
October 31, 2005	3.55	25,000	24,924
December 1, 2005	3.73	25,000	24,842
December 2, 2005	3.73	25,000	24,839
Variable Funding Capital Corp. (1)
October 13, 2005	3.60	41,000	40,947
November 2, 2005	3.67	80,000	79,747
November 7, 2005	3.79	50,000	49,801
December 7, 2005	3.85	50,000	49,645
Wal-Mart Stores Inc. (1)
November 1, 2005	3.61	42,500	42,364
November 8, 2005	3.64	74,400	74,108
November 10, 2005	3.67	33,500	33,361
November 29, 2005	3.74	39,000	38,754
Total commercial paper			7,121,910

Federal agency discount notes - 17.13%
Fannie Mae
October 12, 2005	3.51	25,700	25,667
Federal Farm Credit Banks
October 12, 2005	3.47	50,000	49,942
October 20, 2005	3.59	50,000	49,901
October 26, 2005	3.61	50,000	49,870
October 28, 2005	3.61	55,000	54,846
Federal Home Loan Bank
October 11, 2005	3.50	75,000	74,913
October 12, 2005	3.54	99,950	99,823
October 26, 2005	3.51	35,800	35,710
November 9, 2005	3.65	40,632	40,468
November 14, 2005	3.65	80,000	79,637
November 16, 2005	3.66	100,000	99,490
November 18, 2005	3.69	39,800	39,601
November 30, 2005	3.76	46,400	46,122
Freddie Mac
October 24, 2005	3.54	100,000	99,734
October 25, 2005	3.51	25,000	24,939
November 1, 2005	3.60	100,000	99,684
November 29, 2005	3.73	26,007	25,850
December 1, 2005	3.69	50,000	49,695
December 6, 2005	3.77	78,533	78,012
International Bank for Reconstruction and Development
October 3, 2005	3.43	100,000	99,972
October 17, 2005	3.47	117,700	117,509
Tennessee Valley Authority
October 27, 2005	3.58	103,100	102,824
November 3, 2005	3.67	51,500	51,322
November 10, 2005	3.70	30,400	30,273
December 1, 2005	3.70	25,000	24,844
Total federal agency discount notes			1,550,648

Certificates of deposit - 3.87%
Société Générale
November 1, 2005	3.77	50,000	50,000
Toronto-Dominion Bank
October 31, 2005	3.74	75,000	75,000
Wells Fargo Bank, N.A.
October 18, 2005	3.66	50,000	50,000
October 25, 2005	3.69	50,000	50,000
October 28, 2005	3.69	25,000	25,000
October 31, 2005	3.72	50,000	50,000
November 7, 2005	3.75	50,000	50,000
Total certificates of deposit			350,000

U.S. Treasuries - 0.55%
U.S. Treasury Bills
November 17, 2005	3.39	50,000	49,778

Total investment securities (cost: $9,072,149,000)			9,072,336

Other assets less liabilities			(20,585)

Net assets			$9,051,751

(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $3,825,802,000, which represented 42.27% of the net assets of the fund.

See Notes to Financial Statements

Statement of assets and liabilities
at September 30, 2005 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $9,072,149)		$9,072,336
Cash		6,211
Receivables for:
Sales of fund's shares	$57,971
Interest	399	58,370
		9,136,917
Liabilities:
Payables for:
Purchases of investments	32,678
Repurchases of fund's shares	47,223
Dividends on fund's shares	526
Investment advisory services	2,036
Services provided by affiliates	2,583
Deferred Trustees' compensation	72
Other fees and expenses	48	85,166
Net assets at September 30, 2005		$9,051,751

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,051,577
Distributions in excess of net investment income		(13)
Net unrealized appreciation		187
Net assets at September 30, 2005		$9,051,751

Shares of beneficial interest issued and outstanding - unlimited shares authorized (9,051,575 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share

Class A	$7,656,486	7,656,275	$1.00
Class B	128,036	128,036	1.00
Class C	92,042	92,109	1.00
Class F	15,761	15,761	1.00
Class 529-A	137,592	137,588	1.00
Class 529-B	2,061	2,061	1.00
Class 529-C	8,175	8,177	1.00
Class 529-E	7,167	7,167	1.00
Class 529-F	3,973	3,972	1.00
Class R-1	17,636	17,636	1.00
Class R-2	474,022	474,008	1.00
Class R-3	283,954	283,946	1.00
Class R-4	134,293	134,289	1.00
Class R-5	90,553	90,550	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2005	(dollars in thousands)

Investment income:
Income:
Interest		$239,599
Fees and expenses:(1)
Investment advisory services	$24,653
Distribution services	12,790
Transfer agent services	11,376
Administrative services	4,620
Reports to shareholders	422
Registration statement and prospectus	764
Postage, stationery and supplies	2,451
Trustees' compensation	70
Auditing and legal	83
Custodian	173
State and local taxes	26
Other	76
Total fees and expenses before reimbursements	57,504
Less reimbursement of fees and expenses:
Class A limitation	2,183
Administrative services	1,297
Other	-
Total fees and expenses after reimbursements		54,024
Net investment income		185,575

Net unrealized appreciation on investments		295
Net increase in net assets resulting
from operations		$185,870

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended September 30
	2005	2004
Operations:
Net investment income	$185,575	$66,502
Net unrealized appreciation (depreciation)
on investments	295	(89)
Net increase in net assets
resulting from operations	185,870	66,413

Dividends paid or accrued to
shareholders from net investment income	(185,586)	(66,502)

Capital share transactions	146,419	174,556

Total increase in net assets	146,703	174,467

Net assets:
Beginning of year	8,905,048	8,730,581
End of year	$9,051,751	$8,905,048

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

CollegeAmerica is a registered trademark of and sponsored by the Virginia College Savings Plan.SM

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F and 529-F	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2005, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes. As of September 30, 2005, the cost of investment securities for federal income tax purposes was $9,072,149,000.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$ 595
Short-term loss carryforward expiring in 2013	(9)
Gross unrealized appreciation on investment securities	280
Gross unrealized depreciation on investment securities	(93)
Net unrealized appreciation on investment securities	187

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended September 30, 2005	Year ended September 30, 2004

Class A	$166,009	$64,312
Class B	1,677	173
Class C	1,013	86
Class F	346	90
Class 529-A	2,556	482
Class 529-B	21	1
Class 529-C	78	5
Class 529-E	107	7
Class 529-F	73	7
Class R-1	169	10
Class R-2	5,286	294
Class R-3	4,176	292
Class R-4	2,122	217
Class R-5	1,953	526
Total	$185,586	$66,502

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2005, the investment advisory services fees was $24,653,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. At the beginning of the year, low income levels, caused by low in short-term interest rates, resulted in expenses exceeding this limit. At September 30, 2005, higher income levels resulted in the fund’s expenses falling within the limit. During the year ended September 30, 2005, these reimbursements totaled $2,183,000. The amount of reimbursement during any period will vary in accordance with the fund’s gross income and expense levels.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2005, the total administrative services fees paid by CRMC were $6,000, $1,197,000 and $94,000 for classes R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended September 30, 2005, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,814	$11,220	Not applicable	Not applicable	Not applicable
Class B	1,140	156	Not applicable	Not applicable	Not applicable
Class C	836	Included in administrative services	$122	$39	Not applicable
Class F	48		27	12	Not applicable
Class 529-A	104		177	48	$ 125
Class 529-B	16		3	1	2
Class 529-C	68		9	4	7
Class 529-E	32		9	3	6
Class 529-F	5		5	1	4
Class R-1	129		19	13	Not applicable
Class R-2	3,091		618	2,298	Not applicable
Class R-3	1,254		375	430	Not applicable
Class R-4	253		152	11	Not applicable
Class R-5	Not applicable		85	15	Not applicable
Total	$12,790	$11,376	$1,601	$2,875	$144

At the beginning of the year, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2005, the total fees paid by CRMC for Class 529-C were $115.

Deferred Trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2005
Class A	$13,909,522	13,909,522	$160,059	160,059	$(14,179,415)	(14,179,415)	$(109,834)	(109,834)
Class B	110,702	110,702	1,510	1,510	(140,887)	(140,887)	(28,675)	(28,675)
Class C	165,940	165,940	881	881	(178,820)	(178,820)	(11,999)	(11,999)
Class F	66,642	66,642	281	281	(89,950)	(89,950)	(23,027)	(23,027)
Class 529-A	100,142	100,142	2,534	2,534	(77,246)	(77,246)	25,430	25,430
Class 529-B	1,254	1,254	21	21	(1,220)	(1,220)	55	55
Class 529-C	6,837	6,837	77	77	(4,406)	(4,406)	2,508	2,508
Class 529-E	5,381	5,381	106	106	(3,611)	(3,611)	1,876	1,876
Class 529-F	3,135	3,135	72	72	(2,474)	(2,474)	733	733
Class R-1	25,114	25,114	168	168	(17,514)	(17,514)	7,768	7,768
Class R-2	994,164	994,164	5,102	5,102	(873,757)	(873,757)	125,509	125,509
Class R-3	614,992	614,992	4,036	4,036	(545,599)	(545,599)	73,429	73,429
Class R-4	288,890	288,890	2,064	2,064	(221,638)	(221,638)	69,316	69,316
Class R-5	262,505	262,505	1,905	1,905	(251,080)	(251,080)	13,330	13,330
Total net increase
(decrease)	$16,555,220	16,555,220	$178,816	178,816	$(16,587,617)	(16,587,617)	$146,419	146,419

Year ended September 30, 2004
Class A	$13,520,809	13,520,809	$61,845	61,845	$(13,726,229)	(13,726,229)	$(143,575)	(143,575)
Class B	154,993	154,993	157	157	(171,364)	(171,364)	(16,214)	(16,214)
Class C	192,284	192,284	77	77	(176,973)	(176,973)	15,388	15,388
Class F	103,416	103,416	82	82	(72,052)	(72,052)	31,446	31,446
Class 529-A	108,238	108,238	475	475	(85,852)	(85,852)	22,861	22,861
Class 529-B	2,040	2,040	1	1	(1,117)	(1,117)	924	924
Class 529-C	5,325	5,325	4	4	(3,117)	(3,117)	2,212	2,212
Class 529-E	4,489	4,489	7	7	(3,819)	(3,819)	677	677
Class 529-F	3,316	3,316	7	7	(2,402)	(2,402)	921	921
Class R-1	30,040	30,040	9	9	(27,861)	(27,861)	2,188	2,188
Class R-2	1,008,066	1,008,066	279	279	(865,474)	(865,474)	142,871	142,871
Class R-3	546,922	546,922	282	282	(474,880)	(474,880)	72,324	72,324
Class R-4	163,157	163,157	208	208	(124,548)	(124,548)	38,817	38,817
Class R-5	184,623	184,623	497	497	(181,404)	(181,404)	3,716	3,716
Total net increase
(decrease)	$16,027,718	16,027,718	$63,930	63,930	$(15,917,092)	(15,917,092)	$174,556	174,556

(1) Includes exchanges between share classes of the fund.

5. Investment transactions and other disclosures

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2005, the custodian fee of $173,000, shown on the accompanying financial statements, includes $8,000 that was offset by this reduction, rather than paid in cash.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends from net investment income	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions )	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements (4)	Ratio of net income to average net assets
Class A:
Year ended 9/30/2005	$1.00	$.022	$(.022)	$1.00	2.20%	$7,656.55%		.52%	2.17%
Year ended 9/30/2004	1.00	.008	(.008)	1.00	.84	7,766.57		.28	.84
Year ended 9/30/2003	1.00	.011	(.011)	1.00	1.05	7,910.55		.23	1.05
Year ended 9/30/2002	1.00	.013	(.013)	1.00	1.35	8,305.59		.59	1.33
Year ended 9/30/2001	1.00	.045	(.045)	1.00	4.63	7,075.59		.59	4.48
Class B:
Year ended 9/30/2005	1.00	.013	(.013)	1.00	1.36	128	1.35	1.35	1.32
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	157	1.34	1.02	.12
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.13	173	1.38	1.14	.14
Year ended 9/30/2002	1.00	.005	(.005)	1.00	.53	158	1.40	1.40	.47
Year ended 9/30/2001	1.00	.037	(.037)	1.00	3.75	46	1.41	1.41	3.01
Class C:
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	92	1.51	1.51	1.20
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	104	1.51	1.05	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	89	1.55	1.16	.12
Year ended 9/30/2002	1.00	.004	(.004)	1.00	.40	100	1.55	1.51	.31
Period from 3/16/2001 to 9/30/2001	1.00	.014	(.014)	1.00	1.40	13	1.55 (5)	1.55 (5)	2.05 (5)
Class F:
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	16.75		.75	1.78
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.41	39.72		.71	.61
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.55	7.73		.73	.58
Year ended 9/30/2002	1.00	.011	(.011)	1.00	1.13	10.77		.77	1.11
Period from 3/26/2001 to 9/30/2001	1.00	.017	(.017)	1.00	1.71	4	0.8 (5)	0.8 (5)	3.09 (5)
Class 529-A:
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.03	138.69		.69	2.05
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.47	112.67		.66	.48
Year ended 9/30/2003	1.00	.007	(.007)	1.00	.66	89.62		.62	.61
Period from 2/15/2002 to 9/30/2002	1.00	.007	(.007)	1.00	.73	34	0.6 (5)	0.6 (5)	1.16 (5)
Class 529-B:
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.18	2	1.53	1.53	1.13
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	2	1.53	1.06	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	1	1.52	1.13	.12
Period from 6/7/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.09	- (6)	.47	.47	.08
Class 529-C:
Year ended 9/30/2005	1.00	.011	(.011)	1.00	1.09	8	1.62	1.62	1.15
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	6	1.63	1.05	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	3	1.62	1.11	.11
Period from 4/2/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.15	1.79		.75	.12
Class 529-E:
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.61	7	1.10	1.10	1.64
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.15	5	1.11	.98	.15
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.22	5	1.11	1.05	.17
Period from 3/11/2002 to 9/30/2002	1.00	.004	(.004)	1.00	.39	1	1.09 (5)	1.09 (5)	0.66(5)
Class 529-F:
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	4.75		.75	1.97
Year ended 9/30/2004	1.00	.003	(.003)	1.00	.28	3.86		.85	.30
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2.85		.85	.33
Period from 9/16/2002 to 9/30/2002	1.00	- (7)	- (7)	1.00	.04	- (6)	.03	.03	.04
Class R-1:
Year ended 9/30/2005	$1.00	$.012	$(.012)	$1.00	1.20%	$18	1.54%	1.50%	1.31%
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	10	1.56	1.03	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	8	1.61	1.08	.10
Period from 5/29/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.10	1.71		.51	.09
Class R-2:
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.24	474	1.76	1.47	1.28
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.11	348	1.76	1.03	.11
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	206	1.68	1.08	.11
Period from 5/21/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.11	23.57		.52	.11
Class R-3:
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	284	1.12	1.08	1.67
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.16	211	1.12	.97	.16
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.23	138	1.10	1.03	.17
Period from 6/4/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.22	15.37		.34	.22
Class R-4:
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.00	134.71		.71	2.10
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.43	65.71		.70	.46
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.55	26.72		.72	.48
Period from 6/27/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.23	1.30		.19	.27
Class R-5:
Year ended 9/30/2005	1.00	.023	(.023)	1.00	2.30	91.42		.42	2.30
Year ended 9/30/2004	1.00	.007	(.007)	1.00	.72	77.42		.40	.75
Year ended 9/30/2003	1.00	.009	(.009)	1.00	.87	74.41		.41	.84
Period from 5/15/2002 to 9/30/2002	1.00	.005	(.005)	1.00	.50	49.16		.16	.50

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements from CRMC.  During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement.  During the start-up period for the retirement plan share classes (except R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5) Annualized.
(6) Amount less than $1 million.
(7) Amount less than $.001.

See Notes to Financial Statements

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of The Cash Management Trust of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2005 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 7, 2005

Tax information                                                             unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund’s fiscal year ending September 30, 2005.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $17,876,000 as interest derived on direct U.S. government obligations.

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2006, to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/

 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2005

 1    Risk/Return summary
 5    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
 9    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
14    Rollovers from retirement plans to IRAs
14    Plans of distribution
15    Other compensation to dealers
16    Dividends and taxes
17    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary
The funds provide you with an opportunity to earn income on your cash reserves, while preserving the value of your investment and maintaining liquidity. The
Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1

Money Market Funds / Prospectus


HISTORICAL INVESTMENT RESULTS
The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 4 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  5.50%
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
2002  1.15
2003  0.99
2004  1.02

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                1.53%  (quarter ended September 30, 2000)
LOWEST                                 0.15%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.82%.

                                       2

                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  5.03%
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
2004  0.60

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                      1.38%  (quarter ended September 30, 2000)
LOWEST                                       0.06%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.61%.

                                       3

Money Market Funds / Prospectus


The Investment Results table below shows the average annual total returns for the funds' Class A and R shares over various periods.

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.02%    2.51%    3.77%     6.47%         1.69%
11/3/76

                                  1 YEAR  LIFETIME   7-DAY YIELD/*/
--------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS R-1 -- FIRST SOLD 5/29/02  0.19%    0.17%         0.72%
 CLASS R-2 -- FIRST SOLD 5/21/02  0.20     0.17          0.76
 CLASS R-3 -- FIRST SOLD 6/4/02   0.35     0.32          1.14
 CLASS R-4 -- FIRST SOLD 6/27/02  0.65     0.61          1.52
 CLASS R-5 -- FIRST SOLD 5/15/02  0.94     0.94          1.80

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.60%    2.14%    3.35%     3.39%         1.43%
2/1/91

                                   1 YEAR      LIFETIME       7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS R-1 -- FIRST SOLD           0.14%        0.16%             0.50%
7/12/02
 CLASS R-2 -- FIRST SOLD           0.15         0.15              0.53
6/11/02
 CLASS R-3 -- FIRST SOLD           0.26         0.23              0.92
8/16/02
 CLASS R-4 -- FIRST SOLD 8/2/02    0.46         0.46              1.28
 CLASS R-5 -- FIRST SOLD           0.77         0.80              1.60
5/15/02
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2004 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers described in the
 Annual Fund Operating Expenses table under "Fees and expenses of the funds."
 Without such reimbursements/waivers, the 7-day yield would have been: 0.66% for
 Class R-1 shares, 0.53% for Class R-2 shares and 1.07% for Class R-3 shares of
 The Cash Management Trust; 1.41% for Class A shares, 0.43% for Class R-1 shares, 0.27% for Class R-2 shares, 0.86% for Class R-3 shares, 1.27% for Class
 R-4 shares and 1.58% for Class R-5 shares of the U.S. Treasury Money Fund.

                                       4

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------

 Maximum initial sales charge on purchases       none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Management fees                   0.28%   0.28%  0.28%  0.28%  0.28%   0.28%
 Distribution and/or service       0.08     1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
 Other expenses                    0.19     0.26   0.73   0.34   0.18    0.14
 Total annual fund operating       0.55/2/  1.54   1.76   1.12   0.71    0.42
 expenses

 THE U.S. TREASURY MONEY FUND

 Management fees                   0.30%   0.30%  0.30%  0.30%  0.30%   0.30%
 Distribution and/or service       0.11     1.00   0.74   0.50   0.25    none
 (12b-1) fees/1/
 Other expenses                    0.21     0.30   0.75   0.34   0.23    0.16
 Total annual fund operating       0.62     1.60   1.79   1.14   0.78    0.46
 expenses/3/

1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .15%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are up to 1.00% of the class' average net assets annually.
2 The fund's investment advisory and service agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.
3 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waiver.
 Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

                                       5

Money Market Funds / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the funds' investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the funds in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the funds'
investment adviser providing services to retirement plans.

                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                      ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

                                       6

                                                Money Market Funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                          $ 56    $176     $307      $  689
 Class R-1                         157     486      839       1,834
 Class R-2                         179     554      954       2,073
 Class R-3                         114     356      617       1,363
 Class R-4                          73     227      395         883
 Class R-5                          43     135      235         530
 THE U.S. TREASURY MONEY FUND
 Class A                          $ 63    $199     $346      $  774
 Class R-1                         163     505      871       1,900
 Class R-2                         182     563      970       2,105
 Class R-3                         116     362      628       1,386
 Class R-4                          80     249      433         966
 Class R-5                          47     148      258         579

                                       7

Money Market Funds / Prospectus


Investment objectives, strategies and risks
The investment objective of each fund is to provide you with a way to earn income on your cash reserves, while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S.
entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of
U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

APPLICABLE TO BOTH FUNDS
Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       8

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South
State College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its Board of Trustees is contained in its semi-annual report to shareholders for the period ended March 31, 2005. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective
Boards of Trustees is contained in these funds' annual report to shareholders for the year ended September 30, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution for the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds'
portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                       9

Money Market Funds / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange
Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       10

                                                Money Market Funds / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE
FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES
Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans, such as
CollegeAmerica./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the
Commonwealth of Virginia.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.
FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds may be

                                       11

Money Market Funds / Prospectus


rejected. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, resulting in dilution of the value of the shares held by long-term shareholders.

The funds' Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under each fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at

                                       12

                                                Money Market Funds / Prospectus

the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New
York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales charges

CLASS A SHARES
Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       13

Money Market Funds / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the funds' prospectus for non-retirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company; and

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

Plans of distribution
Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, up to 1.00% for Class R-1 shares, and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to .15% for Class A shares and .25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

                                       14

                                                Money Market Funds / Prospectus

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       15

Money Market Funds / Prospectus


Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month.
Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       16

                                                Money Market Funds / Prospectus

                                       17

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST/1/

                                                                                                    Ratio of         Ratio of
                                                                                                  expenses to       expenses to
                            Net asset              Dividends   Net asset           Net assets,    average net       average net
                             value,       Net       from net    value,               end of          assets           assets
                            beginning  investment  investment     end     Total      period          before            after
                            of period  income/2/     income    of period  return  (in millions)  reimbursements  reimbursements/3/
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005          $1.00      $.022      $(.022)      $1.00    2.20%      $7,656           .55%              .52%
Year ended 9/30/2004           1.00       .008       (.008)       1.00     .84        7,766           .57               .28
Year ended 9/30/2003           1.00       .011       (.011)       1.00    1.05        7,910           .55               .23
Year ended 9/30/2002           1.00       .013       (.013)       1.00    1.35        8,305           .59               .59
Year ended 9/30/2001           1.00       .045       (.045)       1.00    4.63        7,075           .59               .59
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2005           1.00       .012       (.012)       1.00    1.20           18          1.54              1.50
Year ended 9/30/2004           1.00       .001       (.001)       1.00     .10           10          1.56              1.03
Year ended 9/30/2003           1.00       .001       (.001)       1.00     .12            8          1.61              1.08
Period from 5/29/2002 to       1.00       .001       (.001)       1.00     .10            1           .71               .51
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2005          1.00       .012       (.012)       1.00    1.24          474          1.76              1.47
 Year ended 9/30/2004          1.00       .001       (.001)       1.00     .11          348          1.76              1.03
 Year ended 9/30/2003          1.00       .001       (.001)       1.00     .12          206          1.68              1.08
 Period from 5/21/2002 to      1.00       .001       (.001)       1.00     .11           23           .57               .52
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2005         $1.00      $.016      $(.016)      $1.00    1.63%      $  284          1.12%             1.08%
 Year ended 9/30/2004          1.00       .002       (.002)       1.00     .16          211          1.12               .97
 Year ended 9/30/2003          1.00       .002       (.002)       1.00     .23          138          1.10              1.03
 Period from 6/4/2002 to       1.00       .002       (.002)       1.00     .22           15           .37               .34
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2005          1.00       .020       (.020)       1.00    2.00          134           .71               .71
 Year ended 9/30/2004          1.00       .004       (.004)       1.00     .43           65           .71               .70
 Year ended 9/30/2003          1.00       .006       (.006)       1.00     .55           26           .72               .72
 Period from 6/27/2002 to      1.00       .002       (.002)       1.00     .23            1           .30               .19
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 9/30/2005          1.00       .023       (.023)       1.00    2.30           91           .42               .42
 Year ended 9/30/2004          1.00       .007       (.007)       1.00     .72           77           .42               .40
 Year ended 9/30/2003          1.00       .009       (.009)       1.00     .87           74           .41               .41
 Period from 5/15/2002 to      1.00       .005       (.005)       1.00     .50           49           .16               .16
9/30/2002

                             Ratio of net
                              income to
                             average net
                                assets
------------------------------------------

CLASS A:
Year ended 9/30/2005            2.17%
Year ended 9/30/2004             .84
Year ended 9/30/2003            1.05
Year ended 9/30/2002            1.33
Year ended 9/30/2001            4.48
------------------------------------------
CLASS R-1:
Year ended 9/30/2005            1.31
Year ended 9/30/2004             .10
Year ended 9/30/2003             .10
Period from 5/29/2002 to         .09
9/30/2002
------------------------------------------
CLASS R-2:
 Year ended 9/30/2005           1.28
 Year ended 9/30/2004            .11
 Year ended 9/30/2003            .11
 Period from 5/21/2002 to        .11
9/30/2002
------------------------------------------
CLASS R-3:
 Year ended 9/30/2005           1.67%
 Year ended 9/30/2004            .16
 Year ended 9/30/2003            .17
 Period from 6/4/2002 to         .22
9/30/2002
------------------------------------------
CLASS R-4:
 Year ended 9/30/2005           2.10
 Year ended 9/30/2004            .46
 Year ended 9/30/2003            .48
 Period from 6/27/2002 to        .27
9/30/2002
CLASS R-5:
 Year ended 9/30/2005           2.30
 Year ended 9/30/2004            .75
 Year ended 9/30/2003            .84
 Period from 5/15/2002 to        .50
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. See the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
                                                Money Market Funds / Prospectus

                                       18


THE U.S. TREASURY MONEY FUND/1/

                                                                                                Ratio of         Ratio of
                                                                                               expenses to      expenses to
                                                                                               average net      average net
                        Net asset              Dividends   Net asset           Net assets,       assets           assets
                         value,       Net       from net    value,               end of          before            after
                        beginning  investment  investment     end     Total      period      reimbursements/  reimbursements/
                        of period  income/2/     income    of period  return  (in millions)      waivers        waivers/3/
-------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005      $1.00      $.019      $(.019)      $1.00    1.90%       $483             .62%             .59%
Year ended 9/30/2004       1.00       .004       (.004)       1.00     .39         532             .62              .61
Year ended 9/30/2003       1.00       .006       (.006)       1.00     .63         631             .58              .58
Year ended 9/30/2002       1.00       .013       (.013)       1.00    1.29         683             .63              .63
Year ended 9/30/2001       1.00       .042       (.042)       1.00    4.27         489             .66              .66
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2005       1.00       .010       (.010)       1.00     .96           1            1.60             1.52
Year ended 9/30/2004       1.00       .001       (.001)       1.00     .10           1            1.63              .94
Year ended 9/30/2003       1.00       .001       (.001)       1.00     .12          --/4/         1.91             1.08
Period from 7/12/2002      1.00       .001       (.001)       1.00     .11          --/4/          .54              .32
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2005       1.00       .010       (.010)       1.00     .99          27            1.79             1.48
Year ended 9/30/2004       1.00       .001       (.001)       1.00     .10          22            1.81              .92
Year ended 9/30/2003       1.00       .001       (.001)       1.00     .12          15            1.74             1.02
Period from 6/11/2002      1.00       .001       (.001)       1.00     .08           1             .50              .44
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2005       1.00       .014       (.014)       1.00    1.38          21            1.14             1.11
Year ended 9/30/2004       1.00       .001       (.001)       1.00     .12          16            1.14              .89
Year ended 9/30/2003       1.00       .002       (.002)       1.00     .18          11            1.17              .99
Period from 8/16/2002      1.00       .001       (.001)       1.00     .07          --/4/          .20              .13
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2005      $1.00      $.017      $(.017)      $1.00    1.74%       $  5             .78%             .75%
Year ended 9/30/2004       1.00       .002       (.002)       1.00     .24           2             .77              .76
Year ended 9/30/2003       1.00       .004       (.004)       1.00     .43           2             .79              .77
Period from 8/2/2002       1.00       .002       (.002)       1.00     .17          --/4/          .33              .12
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2005       1.00       .021       (.021)       1.00    2.07           7             .46              .43
Year ended 9/30/2004       1.00       .006       (.006)       1.00     .55           7             .45              .45
Year ended 9/30/2003       1.00       .008       (.008)       1.00     .75           5             .46              .46
Period from 5/15/2002      1.00       .005       (.005)       1.00     .47           4             .18              .18
to 9/30/2002

                         Ratio of net
                          income to
                         average net
                            assets
--------------------------------------

CLASS A:
Year ended 9/30/2005        1.87%
Year ended 9/30/2004         .39
Year ended 9/30/2003         .63
Year ended 9/30/2002        1.27
Year ended 9/30/2001        4.12
--------------------------------------
CLASS R-1:
Year ended 9/30/2005        1.03
Year ended 9/30/2004         .10
Year ended 9/30/2003         .12
Period from 7/12/2002        .05
to 9/30/2002
--------------------------------------
CLASS R-2:
Year ended 9/30/2005        1.03
Year ended 9/30/2004         .10
Year ended 9/30/2003         .10
Period from 6/11/2002        .08
to 9/30/2002
--------------------------------------
CLASS R-3:
Year ended 9/30/2005        1.43
Year ended 9/30/2004         .13
Year ended 9/30/2003         .11
Period from 8/16/2002        .07
to 9/30/2002
--------------------------------------
CLASS R-4:
Year ended 9/30/2005        1.79%
Year ended 9/30/2004         .23
Year ended 9/30/2003         .36
Period from 8/2/2002         .15
to 9/30/2002
--------------------------------------
CLASS R-5:
Year ended 9/30/2005        2.08
Year ended 9/30/2004         .57
Year ended 9/30/2003         .73
Period from 5/15/2002        .46
to 9/30/2002

Money Market Funds / Prospectus

                                       19


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
4 Amount less than $1 million.
                                                Money Market Funds / Prospectus

                                       20


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER           American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's reports (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, DC 20549-0102. The current SAI is also available on
americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles,
California 90071.

[LOGO - recycled bug]

Printed on recycled paper                  Investment Company File No. 811-2380
RPGEPR-960-1205P Litho in USA              Investment Company File No. 811-6235
CGD/RRD/8038
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/

 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2005

 1    Risk/Return summary
 5    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
 9    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
14    Rollovers from retirement plans to IRAs
14    Plans of distribution
15    Other compensation to dealers
16    Dividends and taxes
17    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary
The funds provide you with an opportunity to earn income on your cash reserves, while preserving the value of your investment and maintaining liquidity. The
Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1

Money Market Funds / Prospectus


HISTORICAL INVESTMENT RESULTS
The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 4 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  5.50%
1996  4.93
1997  5.11
1998  5.05
1999  4.68
2000  5.92
2001  3.54
2002  1.15
2003  0.99
2004  1.02

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                1.53%  (quarter ended September 30, 2000)
LOWEST                                 0.15%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.82%.

                                       2

                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1995  5.03%
1996  4.59
1997  4.75
1998  4.44
1999  4.11
2000  5.29
2001  3.33
2002  1.07
2003  0.48
2004  0.60

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                      1.38%  (quarter ended September 30, 2000)
LOWEST                                       0.06%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2005, was 1.61%.

                                       3

Money Market Funds / Prospectus


The Investment Results table below shows the average annual total returns for the funds' Class A and R shares over various periods.

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT
TRUST
 CLASS A -- FIRST SOLD    1.02%    2.51%    3.77%     6.47%         1.69%
11/3/76

                                  1 YEAR  LIFETIME   7-DAY YIELD/*/
--------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS R-1 -- FIRST SOLD 5/29/02  0.19%    0.17%         0.72%
 CLASS R-2 -- FIRST SOLD 5/21/02  0.20     0.17          0.76
 CLASS R-3 -- FIRST SOLD 6/4/02   0.35     0.32          1.14
 CLASS R-4 -- FIRST SOLD 6/27/02  0.65     0.61          1.52
 CLASS R-5 -- FIRST SOLD 5/15/02  0.94     0.94          1.80

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY
FUND
 CLASS A -- FIRST SOLD    0.60%    2.14%    3.35%     3.39%         1.43%
2/1/91

                                   1 YEAR      LIFETIME       7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS R-1 -- FIRST SOLD           0.14%        0.16%             0.50%
7/12/02
 CLASS R-2 -- FIRST SOLD           0.15         0.15              0.53
6/11/02
 CLASS R-3 -- FIRST SOLD           0.26         0.23              0.92
8/16/02
 CLASS R-4 -- FIRST SOLD 8/2/02    0.46         0.46              1.28
 CLASS R-5 -- FIRST SOLD           0.77         0.80              1.60
5/15/02
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2004 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain reimbursements/waivers described in the
 Annual Fund Operating Expenses table under "Fees and expenses of the funds."
 Without such reimbursements/waivers, the 7-day yield would have been: 0.66% for
 Class R-1 shares, 0.53% for Class R-2 shares and 1.07% for Class R-3 shares of
 The Cash Management Trust; 1.41% for Class A shares, 0.43% for Class R-1 shares, 0.27% for Class R-2 shares, 0.86% for Class R-3 shares, 1.27% for Class
 R-4 shares and 1.58% for Class R-5 shares of the U.S. Treasury Money Fund.

                                       4

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------

 Maximum initial sales charge on purchases       none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Management fees                   0.28%   0.28%  0.28%  0.28%  0.28%   0.28%
 Distribution and/or service       0.08     1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
 Other expenses                    0.19     0.26   0.73   0.34   0.18    0.14
 Total annual fund operating       0.55/2/  1.54   1.76   1.12   0.71    0.42
 expenses

 THE U.S. TREASURY MONEY FUND

 Management fees                   0.30%   0.30%  0.30%  0.30%  0.30%   0.30%
 Distribution and/or service       0.11     1.00   0.74   0.50   0.25    none
 (12b-1) fees/1/
 Other expenses                    0.21     0.30   0.75   0.34   0.23    0.16
 Total annual fund operating       0.62     1.60   1.79   1.14   0.78    0.46
 expenses/3/

1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .15%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are up to 1.00% of the class' average net assets annually.
2 The fund's investment advisory and service agreement provides that Capital
 Research and Management Company will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.
3 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waiver.
 Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

                                       5

Money Market Funds / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the funds' investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the funds in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the funds'
investment adviser providing services to retirement plans.

                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                      ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

                                       6

                                                Money Market Funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                          $ 56    $176     $307      $  689
 Class R-1                         157     486      839       1,834
 Class R-2                         179     554      954       2,073
 Class R-3                         114     356      617       1,363
 Class R-4                          73     227      395         883
 Class R-5                          43     135      235         530
 THE U.S. TREASURY MONEY FUND
 Class A                          $ 63    $199     $346      $  774
 Class R-1                         163     505      871       1,900
 Class R-2                         182     563      970       2,105
 Class R-3                         116     362      628       1,386
 Class R-4                          80     249      433         966
 Class R-5                          47     148      258         579

                                       7

Money Market Funds / Prospectus


Investment objectives, strategies and risks
The investment objective of each fund is to provide you with a way to earn income on your cash reserves, while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S.
entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of
U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

APPLICABLE TO BOTH FUNDS
Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       8

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South
State College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its Board of Trustees is contained in its semi-annual report to shareholders for the period ended March 31, 2005. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective
Boards of Trustees is contained in these funds' annual report to shareholders for the year ended September 30, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution for the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds'
portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                       9

Money Market Funds / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange
Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       10

                                                Money Market Funds / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE
FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES
Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans, such as
CollegeAmerica./(R)/ CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the
Commonwealth of Virginia.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.
FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds may be

                                       11

Money Market Funds / Prospectus


rejected. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, resulting in dilution of the value of the shares held by long-term shareholders.

The funds' Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under each fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at

                                       12

                                                Money Market Funds / Prospectus

the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New
York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Sales charges

CLASS A SHARES
Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       13

Money Market Funds / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the funds' prospectus for non-retirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made at no sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company; and

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over at no sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

Plans of distribution
Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's Board of Trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, up to 1.00% for Class R-1 shares, and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to .15% for Class A shares and .25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

                                       14

                                                Money Market Funds / Prospectus

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       15

Money Market Funds / Prospectus


Dividends and taxes

DIVIDENDS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month.
Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       16

                                                Money Market Funds / Prospectus

                                       17

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST/1/

                                                                                                    Ratio of         Ratio of
                                                                                                  expenses to       expenses to
                            Net asset              Dividends   Net asset           Net assets,    average net       average net
                             value,       Net       from net    value,               end of          assets           assets
                            beginning  investment  investment     end     Total      period          before            after
                            of period  income/2/     income    of period  return  (in millions)  reimbursements  reimbursements/3/
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005          $1.00      $.022      $(.022)      $1.00    2.20%      $7,656           .55%              .52%
Year ended 9/30/2004           1.00       .008       (.008)       1.00     .84        7,766           .57               .28
Year ended 9/30/2003           1.00       .011       (.011)       1.00    1.05        7,910           .55               .23
Year ended 9/30/2002           1.00       .013       (.013)       1.00    1.35        8,305           .59               .59
Year ended 9/30/2001           1.00       .045       (.045)       1.00    4.63        7,075           .59               .59
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2005           1.00       .012       (.012)       1.00    1.20           18          1.54              1.50
Year ended 9/30/2004           1.00       .001       (.001)       1.00     .10           10          1.56              1.03
Year ended 9/30/2003           1.00       .001       (.001)       1.00     .12            8          1.61              1.08
Period from 5/29/2002 to       1.00       .001       (.001)       1.00     .10            1           .71               .51
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
 Year ended 9/30/2005          1.00       .012       (.012)       1.00    1.24          474          1.76              1.47
 Year ended 9/30/2004          1.00       .001       (.001)       1.00     .11          348          1.76              1.03
 Year ended 9/30/2003          1.00       .001       (.001)       1.00     .12          206          1.68              1.08
 Period from 5/21/2002 to      1.00       .001       (.001)       1.00     .11           23           .57               .52
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2005         $1.00      $.016      $(.016)      $1.00    1.63%      $  284          1.12%             1.08%
 Year ended 9/30/2004          1.00       .002       (.002)       1.00     .16          211          1.12               .97
 Year ended 9/30/2003          1.00       .002       (.002)       1.00     .23          138          1.10              1.03
 Period from 6/4/2002 to       1.00       .002       (.002)       1.00     .22           15           .37               .34
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2005          1.00       .020       (.020)       1.00    2.00          134           .71               .71
 Year ended 9/30/2004          1.00       .004       (.004)       1.00     .43           65           .71               .70
 Year ended 9/30/2003          1.00       .006       (.006)       1.00     .55           26           .72               .72
 Period from 6/27/2002 to      1.00       .002       (.002)       1.00     .23            1           .30               .19
9/30/2002
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 9/30/2005          1.00       .023       (.023)       1.00    2.30           91           .42               .42
 Year ended 9/30/2004          1.00       .007       (.007)       1.00     .72           77           .42               .40
 Year ended 9/30/2003          1.00       .009       (.009)       1.00     .87           74           .41               .41
 Period from 5/15/2002 to      1.00       .005       (.005)       1.00     .50           49           .16               .16
9/30/2002

                             Ratio of net
                              income to
                             average net
                                assets
------------------------------------------

CLASS A:
Year ended 9/30/2005            2.17%
Year ended 9/30/2004             .84
Year ended 9/30/2003            1.05
Year ended 9/30/2002            1.33
Year ended 9/30/2001            4.48
------------------------------------------
CLASS R-1:
Year ended 9/30/2005            1.31
Year ended 9/30/2004             .10
Year ended 9/30/2003             .10
Period from 5/29/2002 to         .09
9/30/2002
------------------------------------------
CLASS R-2:
 Year ended 9/30/2005           1.28
 Year ended 9/30/2004            .11
 Year ended 9/30/2003            .11
 Period from 5/21/2002 to        .11
9/30/2002
------------------------------------------
CLASS R-3:
 Year ended 9/30/2005           1.67%
 Year ended 9/30/2004            .16
 Year ended 9/30/2003            .17
 Period from 6/4/2002 to         .22
9/30/2002
------------------------------------------
CLASS R-4:
 Year ended 9/30/2005           2.10
 Year ended 9/30/2004            .46
 Year ended 9/30/2003            .48
 Period from 6/27/2002 to        .27
9/30/2002
CLASS R-5:
 Year ended 9/30/2005           2.30
 Year ended 9/30/2004            .75
 Year ended 9/30/2003            .84
 Period from 5/15/2002 to        .50
9/30/2002

Money Market Funds / Prospectus

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements from Capital Research and Management Company. See the Annual
 Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
                                                Money Market Funds / Prospectus

                                       18


THE U.S. TREASURY MONEY FUND/1/

                                                                                                Ratio of         Ratio of
                                                                                               expenses to      expenses to
                                                                                               average net      average net
                        Net asset              Dividends   Net asset           Net assets,       assets           assets
                         value,       Net       from net    value,               end of          before            after
                        beginning  investment  investment     end     Total      period      reimbursements/  reimbursements/
                        of period  income/2/     income    of period  return  (in millions)      waivers        waivers/3/
-------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2005      $1.00      $.019      $(.019)      $1.00    1.90%       $483             .62%             .59%
Year ended 9/30/2004       1.00       .004       (.004)       1.00     .39         532             .62              .61
Year ended 9/30/2003       1.00       .006       (.006)       1.00     .63         631             .58              .58
Year ended 9/30/2002       1.00       .013       (.013)       1.00    1.29         683             .63              .63
Year ended 9/30/2001       1.00       .042       (.042)       1.00    4.27         489             .66              .66
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2005       1.00       .010       (.010)       1.00     .96           1            1.60             1.52
Year ended 9/30/2004       1.00       .001       (.001)       1.00     .10           1            1.63              .94
Year ended 9/30/2003       1.00       .001       (.001)       1.00     .12          --/4/         1.91             1.08
Period from 7/12/2002      1.00       .001       (.001)       1.00     .11          --/4/          .54              .32
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2005       1.00       .010       (.010)       1.00     .99          27            1.79             1.48
Year ended 9/30/2004       1.00       .001       (.001)       1.00     .10          22            1.81              .92
Year ended 9/30/2003       1.00       .001       (.001)       1.00     .12          15            1.74             1.02
Period from 6/11/2002      1.00       .001       (.001)       1.00     .08           1             .50              .44
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2005       1.00       .014       (.014)       1.00    1.38          21            1.14             1.11
Year ended 9/30/2004       1.00       .001       (.001)       1.00     .12          16            1.14              .89
Year ended 9/30/2003       1.00       .002       (.002)       1.00     .18          11            1.17              .99
Period from 8/16/2002      1.00       .001       (.001)       1.00     .07          --/4/          .20              .13
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2005      $1.00      $.017      $(.017)      $1.00    1.74%       $  5             .78%             .75%
Year ended 9/30/2004       1.00       .002       (.002)       1.00     .24           2             .77              .76
Year ended 9/30/2003       1.00       .004       (.004)       1.00     .43           2             .79              .77
Period from 8/2/2002       1.00       .002       (.002)       1.00     .17          --/4/          .33              .12
to 9/30/2002
-------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2005       1.00       .021       (.021)       1.00    2.07           7             .46              .43
Year ended 9/30/2004       1.00       .006       (.006)       1.00     .55           7             .45              .45
Year ended 9/30/2003       1.00       .008       (.008)       1.00     .75           5             .46              .46
Period from 5/15/2002      1.00       .005       (.005)       1.00     .47           4             .18              .18
to 9/30/2002

                         Ratio of net
                          income to
                         average net
                            assets
--------------------------------------

CLASS A:
Year ended 9/30/2005        1.87%
Year ended 9/30/2004         .39
Year ended 9/30/2003         .63
Year ended 9/30/2002        1.27
Year ended 9/30/2001        4.12
--------------------------------------
CLASS R-1:
Year ended 9/30/2005        1.03
Year ended 9/30/2004         .10
Year ended 9/30/2003         .12
Period from 7/12/2002        .05
to 9/30/2002
--------------------------------------
CLASS R-2:
Year ended 9/30/2005        1.03
Year ended 9/30/2004         .10
Year ended 9/30/2003         .10
Period from 6/11/2002        .08
to 9/30/2002
--------------------------------------
CLASS R-3:
Year ended 9/30/2005        1.43
Year ended 9/30/2004         .13
Year ended 9/30/2003         .11
Period from 8/16/2002        .07
to 9/30/2002
--------------------------------------
CLASS R-4:
Year ended 9/30/2005        1.79%
Year ended 9/30/2004         .23
Year ended 9/30/2003         .36
Period from 8/2/2002         .15
to 9/30/2002
--------------------------------------
CLASS R-5:
Year ended 9/30/2005        2.08
Year ended 9/30/2004         .57
Year ended 9/30/2003         .73
Period from 5/15/2002        .46
to 9/30/2002

Money Market Funds / Prospectus

                                       19


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the funds" and the audited financial statements in the fund's annual report for more information.
4 Amount less than $1 million.
                                                Money Market Funds / Prospectus

                                       20


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER           American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's reports (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at
www.sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, DC 20549-0102. The current SAI is also available on
americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to opt out of household mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles,
California 90071.

[LOGO - recycled bug]

Printed on recycled paper                  Investment Company File No. 811-2380
RPGEPR-960-1205P Litho in USA              Investment Company File No. 811-6235
CGD/RRD/8038
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

The Cash Management Trust of America

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-2380 and 1933 Act. No. 2-47940)

(a)
Declaration of Trust - previously filed (see P/E Amendment No. 39 filed 11/26/97); Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 45 filed 3/14/01; and No. 47 filed 2/15/02)

(b)	By-laws as amended 6/22/05

(c)	None

(d)	Amended Investment Advisory and Service Agreement dated 6/1/04 - previously filed (see P/E Amendment No. 51 filed 11/30/04)

(e)
Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 47 filed 2/15/02); and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 51 filed 11/30/04)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 51 filed 11/30/04)

(g-1)	Form of Global Custody Agreement - previously filed (see P/E Amendment No. 46 filed 11/29/01)

(g-2)	Form of JPMorgan Chase Supplemental Agreement - dated 10/1/04

(h-1)	Other material contracts - Form of Amended and Restated Administrative Services Agreement - dated 10/1/05

(h-2)	Form of Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 51 filed 11/30/04)

(h-3)	Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 51 filed 11/30/04)

(i)	Legal opinions - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 44 filed 3/14/01; No. 47 filed 2/15/02; and No. 48 filed 5/13/02)

(j)	Consent of Independent Registered Public Accounting Firm

(k)	None

(l)	None

(m)
Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 39 filed 11/26/97); Class 529-A - previously filed (see P/E Amendment No. 47 filed 2/15/02); Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05

(n)	Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 47 filed 2/15/02)

(o)	Reserved

(p)	Code of Ethics for The Capital Group Companies dated July 2005 and Code of Ethics for Registrant dated December 2004

Item 24.  Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a)   American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

(1) Name and Principal Business Address
(2) Positions and Offices with Underwriter
(3) Positions and Offices with Registrant

David L. Abzug
Vice President
None

P.O. Box 2248

Agoura Hills, CA 91376

William C. Anderson
Regional Vice President
None

7780 Boylston Court

Dublin, OH 43016

Robert B. Aprison
Senior Vice President
None

2983 Bryn Wood Drive

Madison, WI 53711

Shakeel A. Barkat
Regional Vice President
None

982 Wayson Way

Davidsonville, MD 21035

Steven L. Barnes
Senior Vice President
None

7490 Clubhouse Road

Suite 100

Boulder, CO 80301

Thomas M. Bartow
Vice President
None

20 Cerchio Alto

Henderson, NV 89011

 B
Carl R. Bauer
Vice President
None

Michelle A. Bergeron
Senior Vice President
None

4160 Gateswalk Drive

Smyrna, GA 30080

J. Walter Best, Jr.
Vice President
None

7003 Chadwick Drive, Suite 355

Brentwood, TN 37027

John A. Blanchard
Senior Vice President
None

576 Somerset Lane

Northfield, IL 60093

Ian B. Bodell
Senior Vice President
None

7003 Chadwick Drive, Suite 355

Brentwood, TN 37027

Bill Brady
Regional Vice President
None

646 Somerset Drive

Indianapolis, IN 46260

Mick L. Brethower
Senior Vice President
None

601 E. Whitestone Blvd.

Building 6, Suite 115

Cedar Park, TX 78613

C. Alan Brown
Vice President
None

7424 Somerset Avenue

St. Louis, MO 63105

 L
Sheryl M. Burford
Assistant Vice President
None

 B
J. Peter Burns
Vice President
None

Steven Calabria
Regional Vice President
None

161 Bay Avenue

Huntington Bay, NY 11743

Cody Callaway
Vice President
None

9942 South 78th East Avenue

Tulsa, OK 74133

 S
Kathleen D. Campbell
Assistant Vice President
None

Matthew C. Carlisle
Regional Vice President
None

100 Oakmont Lane, #409

Belleair, FL 33756

Damian F. Carroll
Vice President
None

40 Ten Acre Road

New Britain, CT 06052

James D. Carter
Regional Vice President
None

401 Bridle Court

Chesapeake, VA 23323

Brian C. Casey
Senior Vice President
None

8002 Greentree Road

Bethesda, MD 20817

Victor C. Cassato
Senior Vice President
None

999 Green Oaks Drive

Greenwood Village, CO 80121

Christopher J. Cassin
Senior Vice President
None

120 E. Ogden Ave., Suite 106

Hinsdale, IL 60521

 L
Denise M. Cassin
Director, Senior Vice President
None

 L
David D. Charlton
Senior Vice President
None

Thomas M. Charon
Regional Vice President
None

N27 W23960 Paul Road

Suite 204

Pewaukee, WI 53072

 L
Wellington Choi
Assistant Vice President
None

Paul A. Cieslik
Regional Vice President
None

90 Northington Drive

Avon, CT 06001

 L
Larry P. Clemmensen
Director
None

 L
Kevin G. Clifford
Director, President and Co-Chief Executive Officer
None

 H
Cheri Coleman
Vice President
None

Ruth M. Collier
Senior Vice President
None

106 Central Park South, #10K

New York, NY 10019

 S
David Coolbaugh
Vice President
None

Carlo O. Cordasco
Regional Vice President
None

4036 Ambassador Circle

Williamsburg, VA 23188

 B
Josie Cortez
Assistant Vice President
None

Thomas E. Cournoyer
Vice President
None

2333 Granada Blvd.

Coral Gables, FL 33134

 L
Michael D. Cravotta
Assistant Vice President
None

Joseph G. Cronin
Vice President
None

1281 Fiore Drive

Lake Forest, IL 60045

William F. Daugherty
Vice President
None

1213 Redwood Hills Circle

Carlisle, PA 17013

Guy E. Decker
Vice President
None

2990 Topaz Lane

Carmel, IN 46032

Daniel J. Delianedis
Senior Vice President
None

Edina Executive Plaza

5200 Willson Road, Suite 150

Edina, MN 55424

 L
James W. DeLouise
Assistant Vice President
None

James A. DePerno, Jr.
Vice President
None

1 Nehercrest Lane

Orchard Park, NY 14127

 L
Bruce L. DePriester
Director, Senior Vice President, Treasurer and Controller
None

Lori A. Deuberry
Regional Vice President
None

130 Aurora Street

Hudson, OH 44236

 L
Dianne M. Dexter
Assistant Vice President
None

Thomas J. Dickson
Vice President
None

108 Wilmington Court

Southlake, TX 76092

Michael A. DiLella
Senior Vice President
None

22 Turner’s Lake Drive

Mahwah, NJ 07430

G. Michael Dill
Director, Senior Vice President
None

505 E. Main Street

Jenks, OK 74037

 N
Dean M. Dolan
Vice President
None

 L
Hedy B. Donahue
Assistant Vice President
None

 L
Michael J. Downer
Director, Secretary
None

Michael J. Dullaghan
Regional Vice President
None

5040 Plantation Grove Lane

Roanoke, VA 24012

 I
Lloyd G. Edwards
Senior Vice President
None

Timothy L. Ellis
Senior Vice President
None

1441 Canton Mart Road, Suite 9

Jackson, MS 39211

William F. Flannery
Regional Vice President
None

29 Overlook Road

Hopkinton, MA 01748

John R. Fodor
Senior Vice President
None

15 Latisquama Road

Southborough, MA 01772

 L
Charles L. Freadhoff
Vice President
None

Daniel B. Frick
Vice President
None

845 Western Avenue

Glen Ellyn, IL 60137

 L
Linda S. Gardner
Vice President
None

Keith R. George
Regional Vice President
None

3835 East Turtle Hatch Road

Springfield, MO 65809

 L
J. Christopher Gies
Senior Vice President
None

 B
Lori A. Giacomini
Assistant Vice President
None

 B
Evelyn K. Glassford
Vice President
None

Jack E. Goldin
Regional Vice President
None

3424 Belmont Terrace

Davie, FL 33328

 L
Earl C. Gottschalk
Vice President
None

Jeffrey J. Greiner
Senior Vice President
None

8250-A Estates Parkway

Plain City, OH 43064

Eric M. Grey
Regional Vice President
None

601 Fisher Road

N. Dartmouth, MA 02747

 B
Mariellen Hamann
Vice President
None

Derek S. Hansen
Vice President
None

13033 Ridgedale Drive, #147

Minnetonka, MN 55305

David E. Harper
Senior Vice President
None

5400 Russell Cave Road

Lexington, KY 40511

Calvin L. Harrelson, III
Regional Vice President
None

2048 Kings Manor Drive

Weddington, NC 28104

Robert J. Hartig, Jr.
Vice President
None

13563 Marjac Way

McCordsville, IN 46055

 L
Linda M. Hines
Vice President
None

Steven J. Hipsley
Regional Vice President
None

44 Tyler Drive

Saratoga Springs, NY 12866

 L
Russell K. Holliday
Vice President
None

 L
Kevin B. Hughes
Vice President
None

Ronald R. Hulsey
Senior Vice President
None

6202 Llano

Dallas, TX 75214

Marc Ialeggio
Regional Vice President
None

13 Prince Royal Passage

Corte Madera, CA 94925

Robert S. Irish
Senior Vice President
None

1225 Vista Del Mar Drive

Delray Beach, FL 33483

 B
Damien M. Jordan
Senior Vice President
None

 L
Marc J. Kaplan
Assistant Vice President
None

John P. Keating
Vice President
None

1576 Sandy Springs Dr.

Orange Park, FL 32003

Brian G. Kelly
Regional Vice President
None

76 Daybreak Road

Southport, CT 06890

Andrew J. Kilbride
Regional Vice President
None

3080 Tuscany Court

Ann Arbor, MI 48103

 N
Dorothy Klock
Vice President
None

Dianne L. Koske
Assistant Vice President
None

122 Clydesdale Court

Hampton, VA 23666

 B
Elizabeth K. Koster
Vice President
None

Christopher F. Lanzafame
Regional Vice President
None

19365 Lovall Valley Court

Sonoma, CA 95476

Patricia D. Lathrop
Regional Vice President
None

822 Monterey Blvd., NE

St. Petersburg, FL 33704

R. Andrew LeBlanc
Vice President
None

78 Eton Road

Garden City, NY 11530

T. Blake Liberty
Vice President
None

5506 East Mineral Lane

Littleton, CO 80122

Mark J. Lien
Vice President
None

1103 Tulip Tree Lane

West Des Moines, IA 50266

 L
Lorin E. Liesy
Vice President
None

 I
Kelle Lindenberg
Assistant Vice President
None

Louis K. Linquata
Vice President
None

5214 Cass Street

Omaha, NE 68132

Brendan T. Mahoney
Vice President
None

1 Union Avenue, 2nd Floor

Sudbury, MA 01776

Stephen A. Malbasa
Director, Senior Vice President
None

13405 Lake Shore Blvd.

Cleveland, OH 44110

Steven M. Markel
Senior Vice President
None

5241 South Race Street

Greenwood Village, CO 80121

 L
Paul R. Mayeda
Assistant Vice President
None

 L
Eleanor P. Maynard
Vice President
None

 L
Christopher McCarthy
Vice President
None

James R. McCrary
Vice President
None

28812 Crestridge

Rancho Palos Verdes, CA 90275

 S
John V. McLaughlin
Senior Vice President
None

Terry W. McNabb
Senior Vice President
None

2002 Barrett Station Road

St. Louis, MO 63131

Scott M. Meade
Vice President
None

370 Central Road

Rye Beach, NH 03870

Charles L. Mitsakos
Regional Vice President
None

3017 11th Avenue West

Seattle, WA 98119

Monty L. Moncrief
Regional Vice President
None

55 Chandler Creek Court

The Woodlands, TX 77381

David H. Morrison
Regional Vice President
None

7021 North Stratton Court

Peoria, IL 61615

Andrew J. Moscardini
Regional Vice President
None

832 Coldwater Creek Circle

Niceville, FL 32578

William E. Noe
Senior Vice President
None

3600 Knollwood Road

Nashville, TN 37215

 L
Heidi J. Novaes
Vice President
None

Peter A. Nyhus
Senior Vice President
None

15345 Wilderness Ridge Rd, NW

Prior Lake, MN 55372

 G1
Luis Freitas de Oliveira
Director
None

Eric P. Olson
Senior Vice President
None

27 Main Street

Topsfield, MA 01983

Jeffrey A. Olson
Regional Vice President
None

2708 88th St. Court, NW

Gig Harbor, WA 98332

Thomas A. O’Neil
Regional Vice President
None

400 N. Woodlawn, Suite 202

Woodlawn Central Office Building

Wichita, KS 67208

W. Burke Patterson, Jr.
Regional Vice President
None

1643 Richland Avenue

Baton Rouge, LA 70808

Gary A. Peace
Vice President
None

291 Kaanapali Drive

Napa, CA 94558

Samuel W. Perry
Regional Vice President
None

4340 East Indian School Road

Suite 21

Phoenix, AZ 85018

Raleigh G. Peters
Regional Vice President
None

1439 Byrd Drive

Berwyn, PA 19312

David K. Petzke
Vice President
None

4016 Saint Lucia Street

Boulder, CO 80301

Fredric Phillips
Senior Vice President
None

175 Highland Avenue, 4th Floor

Needham, MA 02494

John Pinto
Regional Vice President
None

226 Country Club Drive

Lansdale, PA 19446

Carl S. Platou
Senior Vice President
None

7455 80th Place, S.E.

Mercer Island, WA 98040

 S
Richard P. Prior
Vice President
None

Mike Quinn
Regional Vice President
None

1035 Vintage Club Drive

Duluth, GA 30097

 S
John W. Rankin
Regional Vice President
None

Jennifer D. Rasner
Regional Vice President
None

11940 Baypoint Drive

Burnsville, MN 55337

James P. Rayburn
Regional Vice President
None

3108 Roxbury Road

Homewood, AL 35209

Mark S. Reischmann
Regional Vice President
None

4125 Hermitage Drive

Colorado Springs, CO 80906

Steven J. Reitman
Senior Vice President
None

212 The Lane

Hinsdale, IL 60521

Brian A. Roberts
Vice President
None

209-A 60th Street

Virginia Beach, VA 23451

 L
James F. Rothenberg
Director
None

Romolo D. Rottura
Vice President
None

233 Glenhaven Court

Swedesboro, NJ 08085

Douglas F. Rowe
Vice President
None

414 Logan Ranch Road

Georgetown, TX 78628

Christopher S. Rowey
Vice President
None

10538 Cheviot Drive

Los Angeles, CA 90064

William M. Ryan
Regional Vice President
None

1408 Cortland Drive

Manasquan, NJ 08736

 L
Dean B. Rydquist
Director, Senior Vice President, Chief Compliance Officer
None

Richard A. Sabec, Jr.
Regional Vice President
None

6868 Meadow Glen Drive

Westerville, OH 43082

Richard R. Samson
Senior Vice President
None

4604 Glencoe Avenue, #4

Marina del Rey, CA 90292

Paul V. Santoro
Vice President
None

28 State Street, Suite 1100

Boston, MA 02109

Joseph D. Scarpitti
Senior Vice President
None

31465 St. Andrews

Westlake, OH 44145

Shane D. Schofield
Regional Vice President
None

201 McIver Street

Greenville, SC 29601

 S
Sherrie L. Senft
Vice President
None

James J. Sewell III
Regional Vice President
None

415 East Holyoke Place

Claremont, CA 91711

Arthur M. Sgroi
Regional Vice President
None

76 Fields End Drive

Glenmont, NY 12077

 L
R. Michael Shanahan
Director
None

 L
Michael J. Sheldon
Vice President
None

Frederic J. Shipp
Regional Vice President
None

1352 Sanjo Farms Drive

Chesapeake, VA 23320

 L
Katharine J. Shoemaker
Assistant Vice President
None

Daniel S. Shore
Regional Vice President
None

3734 North Greenview Avenue

Chicago, IL 60613

Brad Short
Vice President
None

1601 Seal Way

Seal Beach, CA 90740

David W. Short
Chairman of the Board and
None

1000 RIDC Plaza, Suite 212
Co-Chief Executive Officer

Pittsburgh, PA 15238

Nathan W. Simmons
Regional Vice President
None

496 Dogwood Trail

Quincy, FL 32352

William P. Simon, Jr.
Senior Vice President
None

912 Castlehill Lane

Devon, PA 19333

 L
Connie F. Sjursen
Vice President
None

Jerry L. Slater
Senior Vice President
None

4227 E. Madison, #2D

Seattle, WA 98112

 LW
John H. Smet
Director
None

Rodney G. Smith
Senior Vice President
None

15851 Dallas Parkway, Suite 500

Addison, TX 75001-6016

J. Eric Snively
Regional Vice President
None

2548 Violet Street

Glenview, IL 60025

Anthony L. Soave
Vice President
None

3780 Foxglove Court NE

Grand Rapids, MI 49525

 L
Therese L. Soullier
Vice President
None

Nicholas D. Spadaccini
Senior Vice President
None

855 Markley Woods Way

Cincinnati, OH 45230

 L
Kristen J. Spazafumo
Vice President
None

Mark D. Steburg
Regional Vice President
None

12508 160th Avenue Southeast

Renton, WA 98059

 B
Raymond Stein
Assistant Vice President
None

Michael P. Stern
Regional Vice President
None

213 Aptos Place

Danville, CA 94526

Brad Stillwagon
Vice President
None

2438 Broadmeade Road

Louisville, KY 40205

Thomas A. Stout
Vice President
None

1004 Ditchley Road

Virginia Beach, VA 23451

Craig R. Strauser
Senior Vice President
None

13160 Princeton Court

Lake Oswego, OR 97035

 L
Lisa F. Swaiman
Senior Vice President
None

 L
Libby J. Syth
Vice President
None

 L
Drew W. Taylor
Assistant Vice President
None

 L
Larry I. Thatt
Assistant Vice President
None

Gary J. Thoma
Regional Vice President
None

401 Desnoyer

Kaukauna, WI 54130

Cynthia M. Thompson
Regional Vice President
None

4 Franklin Way

Ladera Ranch, CA 92694

 L
James P. Toomey
Vice President
None

 I
Christopher E. Trede
Vice President
None

George F. Truesdail
Senior Vice President
None

400 Abbotsford Court

Charlotte, NC 28270

Scott W. Ursin-Smith
Senior Vice President
None

103 E. Blithedale Avenue

Mill Valley, CA 94941

 S
Cindy Vaquiax
Assistant Vice President
None

J. David Viale
Vice President
None

39 Old Course Drive

Newport Beach, CA 92660

 D
Bradley J. Vogt
Director
None

Gerald J. Voss
Regional Vice President
None

1009 Ridge Road

Sioux Falls, SD 57105

 L
A. Jordan Wallens
Regional Vice President
None

1501 Maple Avenue, #602

Evanston, IL 60201

Thomas E. Warren
Vice President
None

119 Faubel St.

Sarasota, FL 34242

 L
J. Kelly Webb
Senior Vice President
None

Gregory J. Weimer
Director,
None

206 Hardwood Drive
Senior Vice President

Venetia, PA 15367

 B
Timothy W. Weiss
Director
None

Dana L. Wells
Regional Vice President
None

4444 Riverside Drive, Suite 110

Burbank, CA 91505-4048

 SF
Gregory W. Wendt
Director
None

George J. Wenzel
Vice President
None

261 Barden Road

Bloomfield Hills, MI 48304

Brian E. Whalen
Regional Vice President
None

4072 Yellow Ginger Glen

Norcross, GA 30092

 L
N. Dexter Williams, Jr.
Senior Vice President
None

 L
Alan J. Wilson
Director
None

Andrew L. Wilson
Vice President
None

11163 Rich Meadow Drive

Great Falls, VA 22066

Steven C. Wilson
Regional Vice President
None

83 Kaydeross Park Road

Saratoga Springs, NY 12866

Timothy J. Wilson
Vice President
None

501 Valley Brook Road, Suite 204

McMurray, PA 15317

 B
Laura L. Wimberly
Vice President
None

Marshall D. Wingo
Director, Senior Vice President
None

Promenade Two, 25th Floor

1230 Peachtree Street, N.E.

Atlanta, GA 30309

Kurt A. Wuestenberg
Vice President
None

975 Arboretum Drive

Saline, MI 48176

William R. Yost
Senior Vice President
None

9463 Olympia Drive

Eden Prairie, MN 55347

Jason P. Young
Regional Vice President
None

11141 Whitetail Lane

Olathe, KS 66061

Jonathan A. Young
Regional Vice President
None

2145 Hickory Forrest

Chesapeake, VA 23322

Scott D. Zambon
Regional Vice President
None

2178 Pieper Lane

Tustin, CA 92782

(c)  None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 135 South State College Boulevard, Brea, California 92821, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240;10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of November, 2005.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 28, 2005, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Abner D. Goldstine	President and Trustee
(Abner D. Goldstine)
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)
(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Don R. Conlan*	Trustee
	Diane C. Creel*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	/s/ Abner D. Goldstine	President and Trustee
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee

*By   /s/ Julie F. Williams
Julie F. Williams, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Donald H. Rolfe
(Donald H. Rolfe)

 POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund  of America
- The New Economy Fund
- SMALLCAP World Fund, Inc.
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rancho Santa Fe, CA, this 11th day of July, 2005.
(City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- AMCAP Fund, Inc.
- The American Funds Income Series - U.S. Government Securities Fund
- American Funds Insurance Series
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- American Mutual Fund, Inc.
- The Bond Fund of America, Inc.
- Capital Income Builder, Inc.
- Capital World Bond Fund, Inc.
- Capital World Growth and Income Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund  of America
- The New Economy Fund
- SMALLCAP World Fund, Inc.
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 10th day of July, 2005.
     (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Don R. Conlan, the undersigned Board member of the following registered investment company:

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti	R. Marcia Gould
Chad L. Norton	David A. Pritchett
Patrick F. Quan	Susi M. Silverman
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of August, 2005.
(City, State)

/s/ Don R. Conlan
Don R. Conlan, Board member

POWER OF ATTORNEY

I, Diane C. Creel, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund  of America
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Victor, NY, this 7th day of July, 2005.
(City, State)

/s/ Diane C. Creel
Diane C. Creel, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- AMCAP Fund, Inc.
- The American Funds Income Series - U.S. Government Securities Fund
- American Funds Insurance Series
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- American Mutual Fund, Inc.
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- The Investment Company of America
- Limited Term Tax-Exempt Bond Fund  of America
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 5th day of July, 2005.
(City, State)

/s/ Martin Fenton
                                                                                          Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund
- American Funds Insurance Series
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- The Investment Company of America
- Limited Term Tax-Exempt Bond Fund  of America
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 12th day of July, 2005.
(City, State)

/s/ Leonard R. Fuller
            Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund  of America
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 19th day of July, 2005.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

   POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- The Investment Company of America
- Limited Term Tax-Exempt Bond Fund  of America
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 19th day of July, 2005.
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund
- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California
- American High-Income Municipal Bond Fund, Inc.
- American High-Income Trust
- The Bond Fund of America, Inc.
- Capital World Bond Fund, Inc.
- The Cash Management Trust of America
- Intermediate Bond Fund of America
- Limited Term Tax-Exempt Bond Fund  of America
- The Tax-Exempt Bond Fund of  America, Inc.
- The Tax-Exempt Money Fund of America
- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , this 5th day of July, 2005.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member